AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2005
                                             SECURITIES ACT FILE NO. 333- 100654
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. 1
                                                     ----

                          Post-Effective Amendment No.
                                                      ----
                        (Check appropriate box or boxes)
                            ------------------------

                              UNIFIED SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                             -------------------------

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295
                               ----------------------
 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
                               ----------------------

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 811-21237) pursuant to Rule 24f-2 under the Investment Company Act of 1940.

      TITLE OF SECURITIES BEING REGISTERED: Shares of the Dreman Contrarian Small Cap Value Fund, a series of the registrant.
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

THIS REGISTRATION STATEMENT IS ORGANIZED AS FOLLOWS:

     1.   Notice of Special Meeting of Shareholders of Corbin Small-Cap Value
          Fund.

     2.   Questions and Answers to Shareholders of Corbin Small-Cap Value Fund.

     3. Combined Prospectus/Proxy Statement regarding the proposed Reorganization of Corbin Small-Cap Value Fund into the Dreman Contrarian Small Cap Value Fund, each a series of Unified Series Trust.

     4. Statement of Additional Information regarding the proposed Reorganization of Corbin Small-Cap Value Fund into the Dreman Contrarian Small Cap Value Fund.

     5.   Part C Information

     6.   Exhibit A - Agreement and Plan of Reorganization

                           CORBIN SMALL-CAP VALUE FUND
                          431 North Pennsylvania Street
                             Indianapolis, IN 46204

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 13, 2005

To the Shareholders:

      This is to notify you that a Special Meeting of Shareholders of the Corbin Small-Cap Value Fund (the "Corbin Fund"), a series of Unified Series Trust (the "Trust"), will be held on May 13, 2005 at 10:00 a.m., Eastern time, at 431 North Pennsylvania Street, Indianapolis, IN 46204, for the following purposes:

     1. To consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the Corbin Fund would transfer all of its assets and liabilities to the Dreman Contrarian Small Cap Value Fund, a separate series of the Trust (the "Dreman Fund"), in exchange for shares of the Dreman Fund, which will be distributed by the Corbin Fund to its shareholders in complete liquidation thereof;

     2. To consider a proposal to ratify the existing Management Agreement between the Trust and Corbin & Company, pursuant to which Corbin & Company will continue to serve as investment adviser to the Corbin Fund until the Reorganization, or until the liquidation of the Corbin Fund if the Reorganization is not approved; and

     3. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

      The Board of Trustees of the Trust has fixed the close of business on March 31, 2005 as the record date for determination of shareholders of Corbin Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments thereof.

      IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN MAY 12, 2005. Instructions for shares held of record in the name of a nominee, such as a broker-dealer or trustee of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

YOUR VOTE IS IMPORTANT REGARDLESS OF THE SIZE OF YOUR HOLDINGS IN THE CORBIN FUND. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE AND SIGN THE ENCLOSED PROXY FORM AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. IF YOU VOTE BY PROXY AND THEN DESIRE TO VOTE IN PERSON AT THE MEETING, YOU MAY REVOKE YOUR PROXY.

                                               By Order of the Board of Trustees

April 11, 2005                                            /s/ Anthony J. Ghoston
                                                             Anthony J. Ghoston
                                                                      President

                                ----------------
                               QUESTIONS & ANSWERS
                                -----------------

We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue to be voted on.
                                -----------------


Q:   WHY IS A SHAREHOLDER MEETING BEING HELD?

A: You are being asked to approve a reorganization (the "Reorganization") of the Corbin Small-Cap Value Fund (the "Corbin Fund") into the Dreman Contrarian Small Cap Value Fund (the "Dreman Fund"). Both funds are portfolios of Unified Series Trust, an Ohio business trust (the "Trust), subject to the supervision of the same Board of Trustees. The investment objectives of the Dreman and the Corbin Fund are identical; however, their investment advisors and investment strategies differ. See "Investment Objectives and Principal Investment Strategy - Primary differences between the Funds' Investment Strategies" below. If the proposed Reorganization is approved and completed, an account at the Dreman Fund will be set up in your name, you will become a shareholder of the Dreman Fund and the Corbin Fund will be dissolved. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Dreman Fund.

     You also are being asked to ratify the existing Management Agreement between the Trust and Corbin & Company ("Corbin"). Corbin will serve as investment adviser to the Corbin Fund until the Reorganization or the liquidation of the Corbin Fund if the Reorganization is not approved. After the Reorganization, Dreman Value Management, LLC ("Dreman") will serve as investment adviser to the combined Dreman Fund under the existing terms of the Management Agreement between the Trust and Dreman. There are no proposed changes to the Management Agreement. The terms of the Management Agreement are described below under "Management of the Funds - Management Agreements."

     The Reorganization was approved by the Board of Trustees of the Trust (the "Board") on December 13, 2004, subject to the approval of the shareholders of the Corbin Fund. If the Reorganization is approved by shareholders, Dreman will continue to manage the combined Dreman Fund using its current investment objective and strategies. Dreman was formed as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. In addition to serving as adviser to the Dreman Fund, Dreman provides investment advice to other mutual funds, separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2004, Dreman managed approximately $12.5 billion in client assets.

Q:   HOW DOES THE BOARD OF TRUSTEES SUGGEST THAT I VOTE?

A: After careful consideration, the Board has determined that the proposed Reorganization will benefit the shareholders of the Corbin Fund. The Board recommends that you cast your vote "FOR" the proposed Reorganization and "FOR" the ratification of the existing Management Agreement. The Board anticipates that shareholders of the Corbin Fund will benefit from the Reorganization based on Dreman's extensive investment management experience and successful investment results achieved for its client accounts.

Q:   HOW WILL THE REORGANIZATION AFFECT ME?

A: Assuming shareholders of the Corbin Fund approve the proposed Reorganization, the assets and the liabilities of the Corbin Fund will be combined with those of the Dreman Fund, an account will be set up in your name at the Dreman Fund and you will receive shares of the Dreman Fund. The value of the shares you receive in the Reorganization will equal the value of the shares you own immediately prior to the Reorganization.

Q:   WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A: If the Reorganization is not approved, the Corbin Fund will be shut down and its assets liquidated, and the proceeds from the sale of the assets will be distributed to the Corbin Fund shareholders in a taxable distribution.

Q:   WHO WILL MANAGE THE DREMAN FUND ONCE THE REORGANIZATION IS COMPLETED?

A: Dreman and its portfolio managers and affiliates will continue to manage the day-to-day operations of the Dreman Fund.

Q: WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION, REDEMPTION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?

A: No. You will pay no sales load, commission, redemption or other similar fee in connection with the Reorganization. You will not be subject to the Dreman Fund's short-term redemption fee if you redeem shares of the Dreman Fund you receive in exchange for Corbin Fund shares as part of the Reorganization at any time following the Reorganization. However, all Dreman Fund shares purchased by Corbin Fund shareholders after the date of the Reorganization will be subject to the Dreman Fund's 1-year holding period requirement.

Q:   HOW DO THE INVESTMENT STRATEGIES OF THE TWO FUNDS DIFFER?

A: Each Fund seeks long-term capital appreciation. The Corbin Fund typically invests at least 80% of its assets in small-cap stocks. Although the Corbin Fund is permitted to invest in the common stock of companies with a market capitalization of up to $2 billion, its adviser generally focuses on smaller companies with market capitalizations of $50 to $500 million. The Dreman Fund also invests at least 80% of its net assets in small-cap companies comparable in size to the companies comprising the Russell Value Index (typically with market capitalizations between $100 million to $2 billion). This means that the Dreman Fund invests in a broader range of small cap companies with higher market capitalizations.



Q:   HOW DO THE PERFORMANCE RECORDS OF THE TWO FUNDS COMPARE?

A: The Dreman Fund commenced operations in December 2003, and the Corbin Fund commenced operations in 1997. Although the Dreman Fund has been in operation for a much shorter period of time, it has substantially out-performed the Corbin Fund and its primary benchmark, the Russell 2000 Index, for the first 10 months of its existence. See "Comparison of the Funds - Performance Information" below.

Q: HOW DO OPERATING EXPENSES PAID BY THE DREMAN FUND COMPARE TO THOSE PAID BY THE CORBIN FUND?

A: The Dreman Fund's total annual operating expenses (including investment advisory, custodial, administration and 12b-1 fees) are higher than those of the Corbin Fund. The Dreman Fund's total operating expenses (annualized) for the period December 31, 2003 to October 31, 2004 were 1.75% after waiver and reimbursement (12.19% prior to waiver and reimbursement), compared to the Corbin Fund's total expenses of 1.28% of its net assets for the fiscal year ended October 31, 2004. The Dreman Fund's annualized operating expenses for its first year of operations prior to waiver and reimbursement were high as a result of its small size.

Q: WHAT WILL I HAVE TO DO TO OPEN AN ACCOUNT IN THE DREMAN FUND IF THE REORGANIZATION IS APPROVED?

A: If the Reorganization is approved, an account will be set up in your name and your shares automatically will be converted into shares of the Dreman Fund. We will send you written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganization.

Q:   WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A: The Reorganization is expected to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, the Corbin Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange for the shares of the Dreman Fund or, as a result of its liquidation, and you will not recognize any gain or loss upon your receipt of the shares of the Dreman Fund in connection with the Reorganization.

Q:   WHAT IF I REDEEM MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?

A: If you choose to redeem your shares before the Reorganization takes place, the redemption will be treated as a normal redemption of shares and, generally, will be a taxable transaction. Any applicable redemption fee also will be applied.

Q:   HOW DO I VOTE MY PROXY?

A: You may cast your vote by mail or phone. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided.

Q:   WHEN WILL THE REORGANIZATION OCCUR?

A: If approved by shareholders, the Reorganization is expected to occur on or about May 16, 2005.

Q:   WHO DO I CONTACT FOR FURTHER INFORMATION?

A: You can contact your financial adviser for further information. You may also call 1-(800) 247-1014.

     IMPORTANT ADDITIONAL INFORMATION ABOUT THE PROPOSAL IS SET FORTH IN THE ACCOMPANYING COMBINED PROSPECTUS/PROXY STATEMENT. PLEASE READ IT CAREFULLY.

     UPON YOUR REQUEST, THE DREMAN FUND WILL FURNISH YOU WITH A FREE COPY OF ITS MOST RECENT ANNUAL REPORT AND THE MOST RECENT SEMI-ANNUAL REPORT. YOU SHOULD DIRECT YOUR REQUEST TO UNIFIED FUND SERVICES, AT 431 N. PENNSYLVANIA STREET, INDIANAPOLIS, IN 46204 OR BY CALLING (800) 247-1014.

                       COMBINED PROSPECTUS/PROXY STATEMENT

                           CORBIN SMALL-CAP VALUE FUND
                           3113 South University Drive
                                    Suite 500
                             Fort Worth, Texas 76109
                                 (800) 924-6848

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND
                             520 East Cooper Avenue
                                   Suite 230-4
                                 Aspen, CO 81611
                                 (800) 247-1014

                                  INTRODUCTION

     This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of Corbin Small-Cap Value Fund (the "Corbin Fund"). A special meeting of shareholders of the Corbin Fund (the "Special Meeting") will be held at 431 North Pennsylvania Street, Indianapolis, Indiana on May 13, 2005 at 10:00 a.m., Eastern time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of the Corbin Fund at the close of business on March 31, 2005 (the "Record Date") are entitled to notice of, and to vote at, the Special Meeting or any adjournments thereof. This Combined Prospectus/Proxy Statement, Proxy form and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of the Corbin Fund on or about April 4, 2005. If shareholders are unable to attend the Special Meeting or any adjournment thereof, the Board of Trustees of Unified Series Trust, an Ohio business trust (the "Trust"), requests that shareholders vote their shares by completing and returning the enclosed proxy card.

      The purposes of the Special Meeting are:

     1. To consider a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") pursuant to which the Corbin Fund would transfer all of its assets and liabilities to the Dreman Contrarian Small Cap Value Fund, a separate series of the Trust (the "Dreman Fund") in exchange for shares of the Dreman Fund, which will be distributed by the Corbin Fund to its shareholders in complete liquidation thereof;

     2. To consider a proposal to ratify the existing Management Agreement between the Trust and Corbin & Company, pursuant to which Corbin & Company will continue to serve as investment adviser to the Corbin Fund until the Reorganization, or until the liquidation of the Corbin Fund if the Reorganization is not approved; and

     3. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

     The Board of Trustees of the Trust (the "Board") has approved a reorganization (the "Reorganization") by which the Corbin Fund would be reorganized into the Dreman Fund. The Dreman Fund's investment objective and investment policies are the same as of the Corbin Fund, although the strategies used by each Fund's adviser to achieve the investment objectives differs. The Reorganization arises out of a recent agreement between Corbin & Company ("Corbin"), the investment adviser to the Corbin Fund, and Dreman Value Management, LLC ("Dreman"), the investment adviser to the Dreman Fund, pursuant to which Corbin agreed to assist Dreman in the transfer of the Corbin Fund's assets to the Dreman Fund, subject to approval by the Board and the shareholders of the Corbin Fund. The Corbin Fund and the Dreman Fund are sometimes referred to herein each as a "Fund" and collectively as the "Funds."

     If Corbin Fund shareholders approve the Reorganization, the Corbin Fund will transfer all of its assets and liabilities to the Dreman Fund. The Dreman Fund will simultaneously issue shares to the Corbin Fund in an amount equal to the net asset value of the outstanding shares of the Corbin Fund. Immediately thereafter, the Corbin Fund will distribute these shares of the Dreman Fund to its shareholders. After distributing these shares, the Corbin Fund will be dissolved. When the Reorganization is complete, Corbin Fund shareholders will hold shares of the Dreman Fund. The value of the Dreman Fund shares received in the Reorganization will equal the value of the Corbin Fund shares held immediately prior to the Reorganization. After the Reorganization, the Dreman Fund will continue to operate as a series of the Trust, with the investment objective and investment policies and practices described in this Combined Prospectus/Proxy Statement.

     This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of the Corbin Fund should know before voting on the Reorganization. Please read it carefully and retain it for future reference. A Statement of Additional Information ("SAI") dated April 8, 2005 (the "Reorganization SAI"), relating to this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. A Prospectus (the "Dreman Fund Prospectus") and SAI containing additional information about the Dreman Fund, each dated February 25, 2005, have been filed with the SEC and are incorporated herein by reference. A copy of the Dreman Fund Prospectus, which also includes information about other Dreman Funds, accompanies this Combined Prospectus/Proxy Statement. A Prospectus and Statement of Additional Information containing additional information about the Corbin Fund, each dated February 25, 2005, have been filed with the SEC and are incorporated herein by reference. These documents are on file with the SEC.

     As separate series of a registered investment company, the Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act"), and in accordance therewith, file reports and other information, including proxy voting records and charter documents with the SEC.

     Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Dreman Contrarian Small Cap Value Fund          Corbin Small-Cap Value Fund
c/o Unified Fund Services, Inc.                 c/o Unified Fund Services, Inc.
P.O. Box 6110                                   P.O. Box 6110
Indianapolis, Indiana 46206-6110                Indianapolis, Indiana 46206-6110

     If you wish to request the Reorganization SAI, please ask for the "Reorganization SAI."

 You also may view or obtain these documents from the SEC at prescribed rates:
In Person:     At the SEC's Public Reference Room at 450 Fifth Street, N.W.,
               Washington, DC 20549 and at the following SEC Regional Offices:
               (i) Midwest Regional Office, located at 175 W. Jackson Boulevard,
               Suite 900, Chicago, IL 60604; (ii) Northeast Regional Office, located at 233 Broadway, New York, NY 10279; (iii) Southeast
               Regional Office, located at 801 Brickell Ave., Suite 1800, Miami,
               FL 33131; (iv) Central Regional Office, located at 1801
               California Street, Suite 1500, Denver, CO 80202-2656; and (v)
               Pacific Regional Office, located at 5670 Wilshire Boulevard, 11th
               Floor, Los Angeles, CA 90036-3648

By Phone:      1-800-SEC-0330

By Mail:       Public Reference Section
               Officer of Consumer Affairs and Information Services Securities and Exchange Commission
               450 5th Street, N.W.
               Washington, DC 20549-6009
               (duplicating fee required)

By Email:      publicinfo@sec.gov
                duplicating fee required)
               (
By Internet:   www.sec.gov

     The Board of Trustees of the Trust knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
                                --------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.
                                ---------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. A REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      The date of this Combined Prospectus/Proxy Statement is April 12, 2005.

                                TABLE OF CONTENTS
                                -----------------

                                                                        Page No.
                                                                        --------

SUMMARY........................................................................1

APPROVAL OF THE PROPOSED REORGANIZATION........................................1

COMPARISON OF THE CORBIN FUND AND THE DREMAN FUND..............................4

RATIFICATION OF THE CORBIN MANAGEMENT AGREEMENT................................8

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS.................17

FINANCIAL HIGHLIGHTS..........................................................19

PRO FORMA FINANCIAL STATEMENTS - DREMAN FUND..................................21

INFORMATION ABOUT THE REORGANIZATION..........................................33

OTHER INFORMATION.............................................................39

VOTING INFORMATION AND REQUIREMENTS...........................................40

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION












NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. A REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

     The Dreman Fund and the Corbin Fund are each separate series of the Trust. The Trust is an open-end management investment company registered with the SEC and was organized as a business trust under the laws of the State of Ohio. The investment objective of each of the Corbin Fund and the Dreman Fund is to seek long-term capital appreciation. The investment adviser to each of the Corbin Fund and the Dreman Fund seeks to achieve this objective by investing in the common stock of small capitalization companies whose stock is, in the adviser's opinion, trading below its intrinsic true value or that have been overlooked by the general investing public. Each Fund publicly offers its shares on a continuous basis and shares may be purchased through the Trust's principal underwriter, Unified Financial Securities, Inc. Each Fund permits its shareholders to redeem their shares upon proper notice.

              PROPOSAL #1 - APPROVAL OF THE PROPOSED REORGANIZATION

     The Board, including the Trustees who are not "interested persons" of the Funds (as defined in the 1940 Act), has unanimously approved the Reorganization, subject to the approval of the Corbin Fund shareholders. Upon shareholder approval, the Reorganization Agreement provides for:

     o the transfer of all the assets and liabilities of the Corbin Fund to the Dreman Fund in exchange for shares of the Dreman Fund;

     o  the distribution of such shares to Corbin Fund shareholders; and

     o  the dissolution of the Corbin Fund.

     If the proposed Reorganization is completed, Corbin Fund shareholders would hold shares of the Dreman Fund with an aggregate value equal to the aggregate value of Corbin Fund shares owned immediately prior to the Reorganization. Corbin & Company ("Corbin") is the investment adviser to the Corbin Fund. Dreman Value Management, L.L.C. ("Dreman") is the investment adviser to the Dreman Fund and it will continue to manage the Dreman Fund after the Reorganization.

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

     In December 2004, Dreman and Corbin entered into an agreement under which Corbin agreed to assist Dreman in transferring the assets of the Corbin Fund to the Dreman Fund. David Corbin, President of the adviser to the Corbin Fund, determined that seven years is a long time to manage a fund and he agreed to the Reorganization to allow his firm the freedom to concentrate on other advisory services while also allowing Corbin Fund investors to continue to have their assets managed by an experienced small-cap value manager, such as Dreman. As compensation,

Dreman has agreed to pay Corbin three annual installments, on each anniversary date of the agreement, equal to 0.20% of the value of the net assets acquired from the Corbin Fund that remain with the Dreman Fund on such anniversary date. The payments will be due beginning the first anniversary of the Closing of the transfer agreement. The Closing is expected to occur in mid-2005 pending required regulatory and shareholder approvals and satisfaction of other customary closing conditions.

     At a meeting held on December 13, 2004, the Board considered the proposed Reorganization and alternatives to the Reorganization, including liquidating the Fund. The Board determined that liquidating the Fund was not the best option for shareholders. In approving the Reorganization Agreement, the Board, including the independent Trustees, determined that participation in the Reorganization is in the best interests of the Corbin Fund and its shareholders and that the interests of the shareholders of the Corbin Fund will not be diluted as a result of the Reorganization. Before reaching these conclusions, the Board and the independent Trustees engaged in a thorough review process relating to the proposed transactions, including the Reorganization.

     The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

     o The investment objectives and policies of the Corbin Fund and the Dreman Fund are identical. (See "Comparison of the Corbin Fund and the Dreman Fund--Investment Objectives.")

               After the Reorganization, shareholders will continue to be invested in a small-cap value fund with an identical investment objective, although the strategy used by the Dreman Fund to achieve this objective will differ. See "Primary differences between the Funds' Investment Strategies." Dreman is an experienced investment manager with a long history of providing investment advice based on a "value" style of investing. As a result, the style and risk/return profile of the combined Dreman Fund will remain comparable to that of the shareholders' current investment.

               The Dreman Fund's performance results have exceeded the performance of its benchmark for the period December 31, 2003 (commencement of Fund operations) through October 31, 2004. In contrast, the Corbin Fund's returns have substantially lagged behind its benchmarks since the Fund's inception in June 1997. See "Performance Information" below. Although past performance is not necessarily indicative of future success, the Board did consider it as one of many factors.

     o There will be no gain or loss for shareholders' federal income tax purposes, as the Reorganization is expected to be a tax-free transaction.

               The Reorganization will provide for a tax-free exchange of shares resulting in the assets and the liabilities of the Corbin Fund being assumed by the combined Dreman Fund. Shareholders will receive Dreman Fund shares equivalent to the value of their Corbin Fund shares, and will pay no federal income tax on the transaction.

     o Shareholders will have continuity of service providers, because both Funds share the same distributor, administrator, transfer agent and independent public accountants.

     o   Dreman has a strong commitment to, and record, of compliance.

               Shareholders will benefit from Dreman's strong compliance culture, which includes: a company-wide compliance education program; dedicated compliance personnel for areas throughout the organization; and outside regulatory counsel. In addition, Dreman has advised the Board that it has no significant regulatory matters pending.

     o The costs associated with the combination of the two Funds as a result of the Reorganization will be paid by Dreman and will not be borne by shareholders.

               Shareholders will not bear any costs associated with the Reorganization, including proxy solicitation expenses and sales charges. Proxy solicitation expenses include legal fees, printing, packaging and postage - all of which will be covered by Dreman. Shareholders will not be charged any short-term redemption fee upon the exchange of their Corbin Fund shares for Dreman Fund shares.

     o Although Dreman will pay the costs of the Reorganization, on an ongoing basis, the Dreman Fund's total annual operating expenses are expected to continue at the rate of approximately 1.75% of total net assets (after fee waiver and expense reimbursement), in contrast to the rate of 1.28% of the Corbin Fund's total net assets.

     For these and other reasons, the Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interest of the Corbin Fund and its shareholders. The approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight to various factors and assigned different degrees of materiality to various conclusions.

     If the Reorganization does not occur, the Board will be required to consider other alternatives, such as liquidating the Corbin Fund. Any such liquidation will not be tax-free for shareholders.

                  THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS
                     THAT YOU VOTE "FOR" THE REORGANIZATION.

FEDERAL TAX CONSEQUENCES

     The Reorganization is expected to qualify as a tax-free "reorganization" for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, neither Fund, nor its respective shareholders, will recognize any gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, each Fund will receive an opinion from Thompson Coburn LLP, legal counsel to the Trust, to that effect. No tax ruling from the Internal Revenue Service ("IRS") regarding the Reorganization has been or will be requested. The opinion of counsel is not binding on the IRS or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

     Dreman proposes to sell certain portfolio assets of the Corbin Fund in connection with the Reorganization. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Corbin Fund's basis in such assets. Any gain will be distributed to the Corbin Fund shareholders as either capital-gain dividends (to the extent of any long-term capital gains) or ordinary dividends (to the extent of any short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

     At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for U.S. federal income tax purposes. For more information about the U.S. federal income tax consequences of the Reorganization, see "Material U.S. Federal Income Tax Consequences of the Reorganization."

                COMPARISON OF THE CORBIN FUND AND THE DREMAN FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE. As its investment objective, each Fund seeks to provide long-term capital appreciation. Under normal circumstances, each Fund invests at least 80% of its assets in small-cap securities, and this policy may not be changed without at least 60 days' prior written notice to shareholders. The Funds each define "small cap" differently, as explained below under "Principal Investment Strategies." The combined portfolio will continue to be named the "Dreman Contrarian Small Cap Value Fund."

     PRINCIPAL INVESTMENT STRATEGIES. The Corbin Fund invests at least 80% of its net assets in small-cap stocks. Although the Corbin Fund is permitted to invest in the common stock of companies with a market capitalization of $2 billion or less, its adviser, Corbin, generally focuses on the common stock of companies with market capitalizations of $50 million to $500 million. In choosing among small capitalization stocks, the adviser to the Corbin Fund takes a value approach, searching for those companies that appear to be trading below their true worth. The adviser uses research to identify potential investments, examining such features as a company's financial position, nature of the company's business and long-term industry fundamentals, such as competition, growth prospects and pricing power. The adviser looks for companies that appear likely to come back in favor with investors, for reasons that may range from good prospective earnings to strong management teams. In addition to investing in common stock of small-cap companies, the Corbin Fund may invest up to 20% of net assets in other securities including foreign securities, financial services obligations, repurchase agreements and short sales.

     The Dreman Fund also invests at least 80% of its net assets in U.S. small-cap companies comparable in size to the companies comprising the Russell Value Index (typically with market capitalizations between $100 million to $2 billion). The investment adviser to the Dreman Fund employs a deep "value" contrarian style of investing. The adviser seeks small capitalization stocks that it believes have intrinsic value but have been overlooked by the general investing public. The adviser's approach emphasizes identifying stocks with below average P/E ratios, price to book value and price to cash flow ratios, with above average dividend yields, solid financial strength and strong management that are selling at half or less of their intrinsic values. The emphasis is to look for bargains, temporarily depressed, or overlooked stocks that others have misjudged as to future prospects. Dreman's approach to stock selection is based on the belief that following tested selection techniques, which concentrate on stocks fundamentally undervalued by the market, reduces risk. Dreman's investment process begins with applying careful and sophisticated analytical techniques to each stock in the low P/E universe to identify those with fundamental strength. Dreman also culls stocks from the list when these companies have financial problems, which might indicate structural deficiencies. Without a proper set of analytical filters, Dreman believes that the stock selection process is inherently flawed. Dreman couples its deep value contrarian approach with a behavioral finance approach and will invest in companies whose stock price it believes has declined because of headline risk or other non-fundamental factors. Likewise Dreman exercises the discipline of selling stocks as their P/E rises above that of the marke; and replacing them with other low P/E stocks.

     From time to time, the Dreman Fund may also invest in foreign securities, including American Depositary Receipts (ADRs), convertible securities, fixed income securities and options on index futures.

     The combined Dreman Fund will continue to pursue the principal investment strategy of the Dreman Fund as described above. The Dreman Fund primarily purchases common stocks but also will be able to invest in preferred stock, convertible securities (such as convertible preferred stock or convertible debt securities and warrants), foreign securities (including ADRs), fixed income securities and options on index futures.

     WHAT THE FUNDS HAVE IN COMMON. The Funds share the same principal investment objective as described above. They also share a common benchmark for performance measurement purposes, the Russell 2000(R) Value Index.

     Each Fund's fundamental and non-fundamental investment policies are substantially similar. Subject to certain limitations described in the Reorganization SAI, neither Fund may borrow money, issue senior securities, act as underwriter, purchase or sell real estate or commodities, make loans, or concentrate in a particular industry as a fundamental policy. Each Fund is "diversified," as that term is defined in the 1940 Act.

     PRIMARY DIFFERENCES BETWEEN THE FUNDS' INVESTMENT STRATEGIES. Although the Funds share the same principal investment objective, the strategies used by the two advisers differ substantially. The adviser to the Corbin Fund typically focuses on much smaller stocks (e.g., stocks of companies with market capitalizations of $50 to $500 million), while the adviser to the Dreman Fund invests only in the common stock of companies with market capitalizations of at least $100 million up to $2 billion. In addition, the stock selection process used by the two advisers differs substantially. Corbin focuses mainly on companies that are trading below their intrinsic value based on an analysis of the company's fundamentals, while Dreman utilizes a contrarian value style and invests mainly in companies whose stock prices Dreman believes have declined below their true values because of headline risk or other non-fundamental factors.

PRINCIPAL AND OTHER INVESTMENT RISKS

     As with most  investments,  investments  in the Corbin  Fund and the Dreman
Fund involve certain risks. Because of the similarities in investment objectives, policies and practices, the Corbin Fund and Dreman Fund are subject to similar investment risks, including the risk that the adviser's value strategy will fail to produce desired results, risks generally associated with investments in smaller capitalization companies, and the risk that, as a result of either Fund's focus in one or more sectors, factors relating to a particular sector may affect the Fund's performance. For more information about the risks generally applicable to the Dreman Fund, you should refer to the Dreman Fund's Prospectus (a copy accompanies this Combined Prospectus/Proxy Statement).

     PRIMARY DIFFERENCE IN RISK FACTORS. The principal new risks that Corbin shareholders will be subject to as a result of the Reorganization are described below. Unlike the Corbin Fund, the Dreman Fund may invest in options and futures, as well as in foreign securities and, these investments are subject to a higher degree of risk and price volatility as described below. However, the Dreman Fund will not engage in short sales, which were permitted investments for the Corbin Fund, so it will not be subject to the substantial and unlimited risks of short sales.

     o DERIVATIVE RISK. In connection with its investments in derivatives such as options and futures, the Dreman Fund is subject to the risk that any derivatives activities employed might not work, and their use could cause lower returns or even losses to the Dreman Fund.

     o FOREIGN SECURITIES. The Dreman Fund may invest some its of its assets in securities of foreign companies. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the combined Fund's investments in a foreign country.

     o PORTFOLIO TURNOVER RISK. In connection with the Reorganization, the adviser to the Dreman Fund expects to sell off certain portfolio holdings of the Corbin Fund. This may cause the Dreman Fund to have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover results in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Dreman Fund's performance.

MANAGEMENT OF THE FUNDS

     DREMAN FUND. Dreman, with its principal offices at 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as investment adviser to the Dreman Fund. Dreman was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. In addition to serving as adviser to the Dreman Fund, Dreman provides investment advice to other mutual funds, separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2004, Dreman managed $12.5 billion in assets.

     Dreman's investment team will continue to be primarily responsible for making investment recommendations for the Dreman Fund. The investment team has over 20 years' experience in the investment management business. Although the team is responsible for making investment recommendations, Mr. David Dreman, Chairman and Chief Investment Officer of Dreman, makes the final determination with respect to all investment decisions. Mr. Dreman began his investment career in 1957. He is one of the pioneers of contrarian value investing, a disciplined, low P/E approach to stock selection that Dreman has been applying without style drift for over 20 years.

     CORBIN FUND. Corbin, with its principal offices at 3113 South University Drive, Suite 500, Fort Worth, Texas 76109, serves as investment adviser to the Corbin Fund. Corbin specializes in managing assets for clients seeking a value-oriented, contrarian investment style, including individual investors, personal trusts, and all types of tax-exempt organizations and ERISA plans, such as foundations, endowments, defined benefit plans, defined contribution plans and union plans. As of December 31, 2004, Corbin managed over $50 million in assets.

     David A. Corbin, CFA, has been President and Chief Investment Officer of Corbin since 1992, and has been primarily responsible for the day-to-day management of the Corbin Fund since inception of its predecessor in 1997. Prior to founding Corbin & Company, Mr. Corbin was a trust investment portfolio manager with Ameritrust/MTrust, where his responsibilities included investment analysis and investment oversight for personal trust accounts, employee benefit plans and endowments. He was also the Portfolio Manager of the William C. Conner Foundation at Texas Christian University, where he received his Bachelor of Science degree in Economics. Mr. Corbin is a Chartered Financial Analyst (CFA).

MANAGEMENT AGREEMENTS

     DREMAN MANAGEMENT AGREEMENT. Dreman serves as investment adviser to the Dreman Fund pursuant to a management agreement between the Trust and Dreman (the "Dreman Management Agreement") and subject to approval of the Board. Under the Dreman Management Agreement, Dreman is entitled to fees computed daily and payable monthly, at an annual rate of 0.95% of the average daily net assets of the Dreman Fund. Dreman contractually has agreed to waive its fee and, to the extent necessary, reimburse the Fund's expenses so that its total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest expenses and dividends on securities sold short, taxes) and extraordinary expenses do not exceed 1.50% of the average daily net assets of the Dreman Fund through October 31, 2007. As noted above, the contractual fee waiver by Dreman does not extend to 12b-1 fees of 0.25% paid by the Dreman Fund, resulting in total annual operating expenses of 1.75% after fee waiver and reimbursement. However, Dreman has voluntarily waived the payment by the Dreman Fund of the 12b-1 fee of 0.25% since the Fund's inception. Although the adviser has stated that it expects to continue waiving the 12b-1 fee, this is a voluntary fee waiver that can be discontinued at any time by the adviser.

     For the period December 31, 2003 (commencement of Fund operations) through October 31, 2004, Dreman was entitled to receive from the Fund advisory fees of $6,333, all of which were waived, and it reimbursed Fund expenses in the amount of $61,623. In addition, Dreman waived 12b-1 shareholder servicing fees in the amount of $1,656 for the same period.

     CORBIN MANAGEMENT AGREEMENT. Corbin has overall responsibility for managing the investments of the Corbin Fund, subject to the authority of the Board. Pursuant to the terms of the management agreement between Corbin and the Trust, on behalf of the Corbin Fund (the "Corbin Management Agreement"), Corbin pays all of the operating expenses of the Corbin Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary or non-recurring expenses. As compensation for its management services and agreement to pay the Fund's expenses, Corbin is entitled to receive a fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Corbin Fund. For the fiscal year ended October 31, 2004, Corbin received aggregate advisory fees from the Fund of $79,687. Corbin paid Fund expenses of $125,885 during this same period, which resulted in a net loss to Corbin of $46,083.

COMBINED FUND. Following the Reorganization, Dreman will continue to manage the combined Dreman Fund pursuant to the terms of the Dreman Management Agreement currently in place. For more information about the Dreman Fund Management Agreement, see "Investment Adviser" in the Reorganization SAI.


         PROPOSAL # 2 - RATIFICATION OF THE CORBIN MANAGEMENT AGREEMENT


     In connection with their consideration of the Reorganization, the Board of Trustees considered the Corbin Management Agreement (described above) at an in-person meeting held on December 13, 2004, although no formal vote was taken to renew the Agreement. The Corbin Management Agreement requires annual renewal by the Board of Trustees as of December of each year. At an in-person meeting held on March 14, 2005, the Trustees confirmed that, although they did not adopt a formal resolution at the December meeting approving the Corbin Management Agreement, it was their intention at the December meeting to re-approve the Corbin Management Agreement through the date of the Reorganization (or liquidation of the Corbin Fund if the Reorganization is not approved by shareholders). Out of an abundance of caution, the Board is requesting that Corbin Fund shareholders ratify the Corbin Management Agreement effective as of December 13, 2004 and thereby authorize Corbin to serve as investment advisor to the Corbin Fund from that date through the date of Reorganization, or the date of the liquidation if the Reorganization is not approved. Corbin has provided and will continue to provide investment advisory services to the Corbin Fund at its cost, and has paid and will continue to pay Corbin Fund expenses through the date of the Reorganization, or the liquidation of the Corbin Fund if the Reorganization is not approved.

     As described above, Corbin paid Fund expenses of $125,885 during the fiscal year ended October 31, 2004, which resulted in a net loss to Corbin of $46,083. For the first three months of 2005, Corbin paid Fund expenses in excess of its advisory fee of $11,463.


                  THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" THE RATIFICATION
                      OF THE EXISTING MANAGEMENT AGREEMENT.

OPERATING EXPENSES

     The following comparative fee table describes the fees that you may incur for buying and holding shares of the Dreman Fund compared to shares of the Corbin Fund as of October 31, 2004.

     The Dreman Fund has a redemption fee designed to deter market-timers that is imposed on certain short-term redemptions as set forth below. For purposes of the redemption fee, if you are a Corbin Fund shareholder and you redeem shares of the Dreman Fund that you receive in connection with the Reorganization, you will be deemed to have purchased such Dreman Fund shares at least one year prior to the Reorganization and, therefore, will not be subject to a redemption fee with respect to such shares. However, any Dreman Fund shares that you purchase after the Reorganization will be subject to the Dreman Fund's short-term redemption fee.

                                                               DREMAN        CORBIN         PRO FORMA DREMAN
                                                               FUND1          FUND              FUND
                                                            -----------   ------------    ------------------
SHAREHOLDER FEES (paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on
     Purchases                                                  NONE          NONE              NONE
   Maximum Deferred Sales Charge (Load)                         NONE          NONE              NONE
   Redemption Fees2                                            1.00%3        2.00%4            1.00%3
   Exchange Fee                                                 NONE          NONE              NONE

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets, as a
   percentage of average net assets)
     Investment Advisory Fees                                   0.95%        1.25%             0.95%


     Distribution and/or Service (12b-1) Fees                   0.25%         NONE             0.25%
     Other Expenses                                            10.99%        0.03%             2.22%
     Total Annual Fund Operating Expenses                      12.19%        1.28%             3.42%
                                                            ----------     --------         ----------
         Fee Waiver and/or Expense Reimbursement
                                                             (10.44)%5       NONE             (1.67)%
                                                            ----------     --------         ----------
     NET OPERATING EXPENSES                                     1.75%        1.28%             1.75%

-----------

(1)  Annualized based on the Dreman Fund's first 10 months of operations.

(2) A $15 wire transfer fee is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

(3) The Dreman Fund charges a 1.00% redemption fee on shares redeemed less than one year after they are purchased. The Dreman Fund waives this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.

(4) Shares redeemed within 90 days of purchase will be charged a 2.00% redemption fee. However, no redemption fee is assessed on shares redeemed after the 90-day period. Exceptions may be granted to shareholders at the discretion of the Corbin Fund's adviser due to an investor's change in circumstances, but no exceptions will be made for market-timers.

(5) Dreman contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.50% of the average daily net assets of the Dreman Fund through October 31, 2007. The contractual fee waiver does not include the Fund's 12b-1 expenses of 0.25% which must be paid by the Dreman Fund, resulting in total annual operating expenses, after the fee waiver, of not more than 1.75%. Dreman currently is waiving the 12b-1 fee, and, as a result, Total Annual Operating Expenses for the period ended October 31, 2004, were 1.50% after waiver and reimbursement. This fee waiver is voluntary and may be discontinued at any time.

For more detailed information, please see the Dreman Fund prospectus which accompanies this Combined Prospectus/Proxy Statement.

EXAMPLE

This example is intended to help you compare the cost of investing in the Dreman Fund and the Corbin Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND                                             1 YEAR      3 YEARS       5 YEARS       10 YEARS
-----                                            ------      -------      --------       ---------
Dreman Fund1                                      $278         $551        $3,045         $7,871
Corbin Fund                                       $130         $406         $702          $1,545
Pro Forma Dreman Fund1                            $278         $551        $1,316         $3,336

1Expenses calculated based on the existing contractual fee waiver by Dreman which expires October 31, 2007.

PERFORMANCE INFORMATION

     The performance tables below illustrates the past performance of an investment in each Fund. Past performance is not necessarily indicative of future success. The following tables represent the average total returns for the Corbin Fund and the Dreman Fund. Please note that the Dreman Fund commenced operations on December 31, 2003, and, as such, has performance results for only ten months.

DREMAN FUND

---------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                       (FOR PERIODS ENDED OCTOBER 31, 2004)

                                                                                     SINCE INCEPTION
                                                 ONE MONTH       YEAR-TO-DATE      (DECEMBER 31, 2003)
                                              ---------------   ----------------  ----------------------

Dreman Contrarian Small Cap Value Fund*              0.61%            14.80%             14.80%

Russell 2000 Index**                                 1.97%             5.75%              5.75%

--------------------------------------------------------------------------------------------------------

The Dreman Fund's total return for the one year period ended December 31, 2004 was 29.59%.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-247-1014.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund charges a 1% redemption fee on shares redeemed less than one year after they are purchased. The imposition of this fee is not reflected in the returns above.

** The Russell 2000 Value Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

CORBIN FUND

--------------------------------------------------------------------------------------------------------------------------
                                                            AVERAGE ANNUAL TOTAL RETURNS
                                                        (FOR PERIODS ENDED OCTOBER 31, 2004)

                                                                                                        SINCE INCEPTION
                                     ONE MONTH      YEAR-TO-DATE         1 YEAR          5 YEAR         (JUNE 10, 1997)
                                    -------------   --------------     ------------    ------------    -------------------

Corbin Small Cap Value Fund*           -2.48%          -15.53%           -13.76%          4.08%              -1.76%

S&P 600 Small Cap Index**              1.86%           10.57%            16.79%          11.96%              9.83%

Russell 2000 Index**                   1.97%            5.75%            11.73%           7.74%              7.05%
--------------------------------------------------------------------------------------------------------------------------

The Corbin Fund's total return for the one year period ended December 31, 2004 was -0.72%.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns shown for Corbin Small Cap Value Fund are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-924-6848.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

** The S&P 600 Small Cap Index and Russell 2000 Value Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity securities.

     The  combined   Dreman  Fund  will  be  the  accounting   survivor  of  the
Reorganization. As such, the combined Dreman Fund will retain the performance history of the Dreman Fund at the closing of the Reorganization.

FUND CAPITALIZATION

     The following table sets forth the capitalization (unaudited) of the Corbin Fund and the Dreman Fund as of October 31, 2004, and on a pro forma basis after giving effect to the Reorganization.


FUND                                                  NET ASSETS            SHARES OUTSTANDING    NET ASSET VALUE PER
                                                                                                  SHARE

Corbin Fund                                           $ 3,944,421            480,651               $  8.21
Dreman Fund                                           $   864,513             75,001               $ 11.53
Pro Forma  - Combined Dreman Fund                     $ 4,808,934            417,102               $ 11.53


DISTRIBUTION SERVICES

     DISTRIBUTOR.  Unified Financial  Securities,  Inc., 431 North  Pennsylvania
    ------------
Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of each Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS") and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Dreman Fund on a best efforts basis only against purchase orders for the shares. Shares of the Dreman Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.

       DISTRIBUTION AND SERVICE FEES
       -----------------------------

     A. DREMAN FUND. The Dreman Fund has adopted a plan (the "Dreman Fund Distribution Plan") under Rule 12b-1 of the 1940 Act that allows the Dreman Fund to pay servicing fees for certain services provided to its shareholders. Under the Dreman Fund Distribution Plan, the Dreman Fund can pay a fee of up to 0.25% of the Fund's average daily net assets to Dreman or to certain broker-dealers, investment advisers, banks or other financial institutions to help defray the cost of servicing Dreman Fund shareholders. These services include, but are not limited to:

          (1) Responding to customer questions on the services performed by the service organization and investments in investor shares;

          (2) Assisting customers in choosing and changing dividend options, account designations and addresses; and

          (3)  Providing other similar shareholder liaison services.

     Because these fees are an ongoing expense, over time they reduce the net investment results of the Dreman Fund and may cost shareholders more than paying other types of sales charges.

     B. CORBIN FUND. The Corbin Fund has not adopted a 12b-1 plan of distribution.

     C. COMBINED FUND. Following the Reorganization, the Dreman Fund will continue to use the Dreman Fund Distribution Plan, as described above. For more information on the Dreman Fund Distribution Plan, see the Reorganization SAI.

COMPARISON OF ACCOUNT FEATURES AND OTHER SHAREHOLDER SERVICES

     Purchase, Valuation and Redemption Shares. As two series of the same Trust,
     ------------------------------------------
the procedures for the purchase and redemption of shares of the Corbin Fund and the Dreman Fund are identical, except that the initial and subsequent investment minimums for the Dreman Fund are higher than those of the Corbin Fund. You should refer to the Dreman Funds Prospectus (a copy accompanies this Combined Prospectus/Proxy Statement), and the Reorganization SAI for more specific information about procedures applicable to the Dreman Fund, and the Corbin Fund's Prospectus and SAI for more specific procedures applicable to the Corbin Fund.

     A. PURCHASING SHARES. The Dreman Fund shares and the Corbin Fund shares may be purchased in the same manner; however, the initial and subsequent investment minimums for the Dreman Fund are higher than those of the Corbin Fund.

     (1) Dreman  Fund.  The  minimum  initial  investment  in the Dreman Fund is
         ------------
$2,500 and minimum subsequent investments are $1,000. Dreman may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If an investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to an individual investment. If a shareholder purchases or redeems shares through a broker-dealer or another intermediary, the shareholder may be charged a fee by that intermediary. The initial minimum investment levels will not apply to holders of shares of the Corbin Fund who receive Dreman Fund shares in the Reorganization. Subsequent purchases will, however, be subject to the investment minimums of the Dreman Fund.

     (2) Corbin  Fund.  The  minimum  initial  investment  in the Corbin Fund is
         -------------
$2,000, and minimum subsequent investments are $50. These minimums may be waived by the Corbin Fund's adviser for accounts participating in an automatic investment program.

     (3) The Combined  Fund.  Following  the  Reorganization,  shareholders  may
         -------------------
purchase shares of the combined Dreman Fund using the Dreman Fund procedures as described above.

     B. REDEEMING SHARES. Shareholders of each of the Dreman Fund and Corbin Fund may place redemption orders by telephoning the Fund, by a systematic withdrawal plan, or by writing to the transfer agent, Unified Fund Services. Shares of each Fund are redeemed at the net asset value ("NAV") per share next determined after receipt of the redemption order, minus any applicable redemption fee, as discussed below.

     The Dreman Fund and the Corbin Fund have identical policies with respect to redemption procedures and the pricing of shares, except that the timing and the amount of the redemption fee assessed on short-term redemptions varies for each Fund. The Dreman Fund has a much longer holding period requirement than the Corbin Fund for purposes of the redemption fee (1 year for the Dreman Fund versus 90 days for the Corbin Fund); however, as a percentage of assets, the short-term redemption fee assessed by the Dreman Fund is lower than that assessed by the Corbin Fund (1% for the Dreman Fund as opposed to 2% for the Corbin Fund). Following the Reorganization, shareholders may redeem their shares using the Dreman Fund redemption procedures as described in the Dreman Fund prospectus. In addition, existing shares of the Corbin Fund as of the date of the Reorganization will not be subject to the Dreman Fund's holding period requirement. However, all Dreman Fund shares purchased after the date of the Reorganization will be subject to the redemption fee if those shares are redeemed less than 1 year after they are purchased.

     C. DETERRING MARKET TIMING. Each Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Funds. As stated above, each Fund assesses a fee on short-term redemptions. The proceeds collected from redemption fees are used by a Fund for the benefit of existing shareholders. Redemption fees may be waived at the sole discretion of the Fund's adviser for mandatory retirement plans, for systematic withdrawal plans and in certain other circumstances. No exceptions will be granted to persons believed to be "market-timers."

     While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders.
Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

         D.   DETERMINING NET ASSET VALUE

     (1) Dreman Fund.  The NAV is calculated for the Dreman Fund at the close of
         ------------
trading (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Dreman Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives the order in proper form.

     The Dreman Fund's assets generally are valued at their market value. If market prices are not available or, in the adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the adviser may value the Dreman Fund's assets according to policies approved by the Board of Trustees. For example, if trading in a small-cap stock is halted and does not resume before the Dreman Fund calculates its NAV, the adviser may need to price the security using the Fund's good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

     (2) Corbin Fund. The Corbin Fund  calculates its NAV in a manner  identical
         ------------
to the Dreman Fund.

     (3) The Combined Fund. Following the Reorganization, NAV will be determined
         ------------------
in accordance with the Dreman Fund's procedures, as described above.

     TRANSFER AGENT,  ADMINISTRATOR AND FUND ACCOUNTANT.  Unified Fund Services,
     ---------------------------------------------------
Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the transfer agent to each of the Dreman Fund and Corbin Fund. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more).

     In addition, Unified provides each Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million). As stated above, the investment adviser to the Corbin Fund pays all of the Corbin Fund's expenses. As such, for the fiscal years ended October 31, 2002, 2003 and 2004, Unified received $25,153, $18,967 and $18,911, respectively, from Corbin on behalf of the Corbin Fund for these accounting services. In contrast, the Dreman Fund pays its own expenses and, as such, for the period December 31, 2003 through October 31, 2004, Unified received $16,667 from the Dreman Fund for these accounting services.

     Unified also provides each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2002, 2003 and 2004, Unified received $33,080, $25,000 and $32,336, respectively, from Corbin on behalf of the Corbin Fund for these administrative services. For the period December 31, 2003 through October 31, 2004, Unified received $16,667 from the Dreman Fund for these administrative services.

     INDEPENDENT  ACCOUNTANT.  The firm of Cohen  McCurdy,  Ltd., 826 West Point
     -----------------------
Parkway, Suite 1250 Road, Westlake, Ohio 44145, has been selected as independent public accountants for each Fund for the fiscal year ending October 31, 2005. Cohen McCurdy, Ltd. performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                                      -16

          COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

     Because Corbin Fund and Dreman Fund are series of the same Trust, they are governed by the same organizational document. As a result, the Reorganization will not result in any differences in shareholder rights. The shares of the Dreman Fund to be distributed to shareholders of the Corbin Fund will have the same legal characteristics with respect to such matters as voting rights, accessibility, and transferability.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share of a Fund has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. Each Fund may offer additional classes of shares in the future.

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Funds is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of the Dreman Fund issued in accordance with the provisions of the Reorganization Plan), all shares are fully paid and non-assessable.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS UNDER THE CHARTER DOCUMENT GOVERNING THE CORBIN FUND AND THE DREMAN FUND AND APPLICABLE STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THE AGREEMENT AND DECLARATION OF TRUST. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THE CHARTER DOCUMENT AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                                               FINANCIAL HIGHLIGHTS

DREMAN FUND

     The table that follows presents performance information about the Dreman Fund. This information is intended to help you understand the Dreman Fund's financial performance since its inception (December 31, 2003) through its fiscal year ended October 31, 2004. The total returns in the table represent the rate that an investor would have earned on an investment in the Dreman Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen McCurdy, Ltd., whose report, along with the Dreman Fund's financial statements, are included in the annual report, which is available upon request without charge.


DREMAN CONTRARIAN SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS


(The table below sets forth financial data for a share of beneficial interest outstanding throughout the period presented.)

                                                            PERIOD ENDED
                                                           OCTOBER 31, 2004  (a)
                                                           -------------------

SELECTED PER SHARE DATA

Net asset value, beginning of period                         $     10.00
                                                           -------------------
Income from investment operations
  Net investment income (loss)                                     (0.03)
  Net realized and unrealized gain (loss)                           1.51
                                                           -------------------
Total from investment operations                                    1.48
                                                           -------------------

Net asset value, end of period                               $     11.48
                                                           ===================

TOTAL RETURN (b)                                                   14.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                $     861
Ratio of expenses to average net assets (c) (d)                     1.75%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                               12.19%
Ratio of net investment income to
   Average net assets (c)                                          (0.32)%
Ratio of net investment income to average
   net assets before waiver & reimbursement (c)                   (10.75)%
Portfolio turnover rate                                            72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(b) Not annualized.
(c) Annualized.
(d) The adviser is not contractually obligated to reimburse 12b-1 expenses.

CORBIN FUND



The total returns represent the rate you would have earned (or lost) on an investment in the Corbin Fund, assuming reinvestment of all dividends and distributions. The table includes financial information of the Corbin Fund (and its predecessor) for the fiscal years ended October 31, 2000 through 2004. Financial information for the fiscal years ended October 31, 2000 through 2003 has been audited by McCurdy and Associates CPA's Inc. and 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Corbin Fund's financial statements, are included in the Corbin Fund's annual report, which is available from the Corbin Fund upon request without charge.

CORBIN SMALL-CAP VALUE FUND

                                                                  YEAR             YEAR             YEAR             YEAR
                                                                 ENDED            ENDED            ENDED             ENDED
                                                YEAR ENDED      OCTOBER          OCTOBER          OCTOBER           OCTOBER
                                               OCTOBER 31,         31,              31,              31,              31,
                                                   2004           2003             2002             2001             2000
                                               -------------    ----------       -----------      ----------       ----------

SELECTED PER SHARE DATA

Net asset value, beginning of period             $    9.52        $ 6.99          $   8.12         $  7.11          $  6.75
                                               -------------    ----------       -----------      ----------       ----------
Income from investment operations
  Net investment income (loss)                       (0.01)        (0.03)  (a)       (0.05)  (a)     (0.02)  (a)        0.02  (a)
  Net realized and unrealized gain (loss)            (1.35)         2.56             (1.08)           1.05              0.34
                                               -------------    ----------       -----------      ----------       ----------
Total from investment operations                     (1.36)         2.53             (1.13)           1.03              0.36
                                               -------------    ----------       -----------      ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                             -             -                 -           (0.02)                -
                                               -------------    ----------       -----------      ----------       ----------
Total distributions                                      -             -                 -           (0.02)                -
                                               -------------    ----------       -----------      ----------       ----------

Paid in capital from redemption fees                  0.04
                                               -------------


Net asset value, end of period                   $    8.20        $ 9.52          $   6.99          $ 8.12          $   7.11
                                               =============    ==========       ===========      ==========       ==========

TOTAL RETURN (b)                                    -13.76%        36.19%           -13.92%          14.67%             5.33%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $   3,942      $ 15,433         $  16,436         $ 4,697          $  2,888
Ratio of expenses to average net
assets before waiver                                  1.28%         1.29%             1.29%           1.34%             1.36%
Ratio of expenses to average net
assets                                                1.28%         1.28%             1.28%           1.25%             1.25%
Ratio of net investment income (loss) to
average net assets before waiver                     (0.06)%       (0.40)%           (0.56)%         (0.41)%            0.12%
Ratio of net investment income (loss) to
average net assets                                   (0.06)%       (0.39)%           (0.55)%         (0.32)%            0.24%

Portfolio turnover rate                              28.05%       102.87%           135.70%          70.56%           94.69%

(a) Net investment income/(loss) per share was based on average shares outstanding throughout the year

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

                  PRO FORMA FINANCIAL STATEMENTS - DREMAN FUND

Schedule of Investments
As of January 31, 2005
(Unaudited)

                                                    Dreman  Corbin  Adjustment Proforma  Dreman    Corbin     Adjustment    Proforma
Common Stocks - 27.33%                              SHARES  SHARES    SHARES    SHARES    VALUE     VALUE        VALUE        VALUE
                                                   ------------------------------------- -------------------------------------------

AIR TRANSPORTATION, NONSCHEDULED  - .07%
Offshore Logistics, Inc. (a)                          100                        100      3,191                               3,191
                                                                                         --------                           --------

AGRICULTURAL PRODUCTION - CROPS  - .24%
Chiquita Brands International, Inc.                   500                        500     11,475                              11,475
                                                                                         --------                           --------

BIOLOGICAL PRODUCTS  - .20%
Charles River Laboratories International, Inc. (a)    200                        200      9,476                               9,476
                                                                                         --------                           --------

CIGARETTES - .18%
Vector Group Ltd.                                     530                        530      8,607                               8,607
                                                                                         --------                           --------

COMMUNICATIONS EQUIPMENT - .31%
Applied Signal Technology, Inc.                       500                        500     14,735                              14,735
                                                                                         --------                           --------

COMPUTER PERIPHERAL EQUIPMENT - .36%
Stratasys, Inc. (a)                                   500                        500     17,075                              17,075
                                                                                         --------                           --------

CONCRETE, GYPSUM & PLASTER PRODUCTS - 0.00%
Ameron International Corp.                                   3,500    (3,500)      -              126,665      (126,665)          -
                                                                                                 --------

CRUDE PETROLEUM & NATURAL GAS - .56%
ATP Oil & Gas Corp. (a)                               600                        600     11,940                              11,940
Denbury Resources, Inc. (a)                           500                        500     14,600                              14,600
                                                                                        --------                            --------
                                                                                         26,540                              26,540
                                                                                        --------                            --------

DRAWING & INSULATING OF NONFERROUS WIRE - .51%
General Cable Corp. (a)                             2,000                      2,000     24,140                              24,140
                                                                                        --------                            --------

DRILLING OIL & GAS WELLS - .65%
Atwood Oceanics, Inc. (a)                             200                        200     12,200                              12,200
Grey Wolf, Inc. (a)                                 1,400                      1,400      7,420                               7,420
Pioneer Drilling Co. (a)                            1,100                      1,100     11,330                              11,330
                                                                                        --------                            --------
                                                                                         30,950                              30,950
                                                                                        --------                            --------
ELECTRIC HOUSEWARES & FANS - .27%
Helen of Troy, Ltd. (a)                               400                        400     12,784                              12,784
                                                                                        --------                            --------

ELECTRIC LIGHTING & WIRING EQUIPMENT - 2.57%
Chase Corp.                                                  7,500             7,500              121,800                   121,800
                                                                                                  --------                  --------

ELECTRIC SERVICES - .83%
Allegheny Energy Inc. (a)                             800                        800     15,472                              15,472
Reliant Energy, Inc. (a)                              900                        900     11,205                              11,205
Teco Energy, Inc.                                     800                        800     12,808                              12,808
                                                                                        --------                            --------
                                                                                         39,485                              39,485
                                                                                        --------                            --------


                                       21




FABRICATED RUBBER PRODUCTS - .39%
Gencorp, Inc.                                       1,000                      1,000     18,580                              18,580
                                                                                        --------                            --------

FARM MACHINERY & EQUIPMENT - .22%
Agco Corp. (a)                                        500                        500     10,265                              10,265
                                                                                        --------                            --------

FIRE, MARINE & CASUALTY INSURANCE - .54%
Endurance Specialty Holdings Ltd.                     400                        400     13,760                              13,760
Safety Insurance Group, Inc.                          300                        300      9,996                               9,996
Specialty Unerwriters Alliance, Inc. (a)              200                        200      1,954                               1,954
                                                                                        --------                            --------
                                                                                         25,710                              25,710
                                                                                        --------                            --------

FOOD AND KINDRED PRODUCTS - .37%
B&G Foods, Inc.                                     1,200                      1,200     17,520                              17,520
                                                                                        --------                            --------

GENERAL MERCHANDISE STORES - 0.00%
Duckwall-Alco Stores, Inc. (a)                               10,000   (10,000)     -               185,000     (185,000)          -
                                                                                                               --------

GRAIN MILL PRODUCTS - .28%
Ralcorp Holdings, Inc.                                300                        300     13,200                              13,200
                                                                                        --------                            --------

HARDWARE & SOFTWARE DEVELOPMENT - 0.00%
Procera Networks, Inc. (a)                                   90,000   (90,000)     -               148,500     (148,500)          -
                                                                                                               ---------

HOSPITAL & MEDICAL SERVICE PLANS - .17%
Triad Hospitals, Inc. (a)                             200                        200      8,138                               8,138
                                                                                        --------                            --------

INDUSTRIAL ORGANIC CHEMICALS - .26%
Westlake Chemical Corp.                               400                        400     12,560                              12,560
                                                                                        --------                            --------

IRON & STEEL FOUNDRIES - .44%
Precision Castparts Corp.                             300                        300     21,090                              21,090
                                                                                        --------                            --------

LABORATORY ANALYTICAL INSTRUMENTS - .21%
Mettler Toledo International, Inc. (a)                200                        200     10,032                              10,032
                                                                                        --------                            --------

MAGNETIC & OPTICAL RECORDING MEDIA - .33%
Komag, Inc. (a)                                       800                        800     15,544                              15,544
                                                                                        --------                            --------

MINING MACHINERY & EQUIPMENT - .15%
Bucyrus International Inc. - Class A                  200                        200      7,340                               7,340
                                                                                        --------                            --------

MINING & QUARRYING OF NONMETALLIC
        MINERALS - .19%
Wheaton River Minerals, Ltd. (a)                    2,800                      2,800      9,072                               9,072
                                                                                        --------                            --------

MISCELLANEOUS CHEMICAL PRODUCTS - .29%
Nova Chemicals Corp.                                  300                        300     13,545                              13,545
                                                                                        --------                            --------

                                       22




MISCELLANEOUS INDUSTRIAL & COMMERCIAL
       MACHINERY & EQUIPMENT - .11%
Curtiss Wright Corp.                                  100                        100      5,119                               5,119
                                                                                        ---------                           --------

MISCELLANEOUS METAL ORES - .54%
Cameco Corp.                                          750                        750     25,762                              25,762
                                                                                        ---------                           --------

MISCELLANEOUS PRODUCTS OF PETROLEUM
      & COAL - .20%
Headwaters, Inc. (a)                                  300                        300      9,540                               9,540
                                                                                        ---------                           --------

MORTGAGE BANKERS & LOAN
      CORRESPONDENTS - .14%
Saxon Capital, Inc. (a)                               300                        300      6,495                               6,495
                                                                                        ---------                           --------

MOTOR VEHICLES AND PASSENGER CAR BODIES- .31%
Spartan Motors, Inc.                                         10,000   (10,000)     -               110,600     (110,600)          -
                                                                                                               ---------
Oshkosh Truck Corp. (a)                               200                        200     14,678                              14,678
                                                                                        ---------                           --------

NATIONAL COMMERCIAL BANKS - .43%
Greater Bay Bancorp                                   200                        200      5,454                               5,454
Sterling Financial Corp.                              400                        400     15,000                              15,000
                                                                                        ---------                           --------
                                                                                         20,454                              20,454
                                                                                        ---------                           --------

NATURAL GAS DISTRIBUTION - .41%
Southern Union Co.                                    840                        840     19,589                              19,589
                                                                                        ---------                           --------

OIL & GAS FIELD MACHINERY & EQUIPMENT - .20%
Oil States International, Inc. (a)                    500                        500      9,525                               9,525
                                                                                        ---------                           --------

OIL & GAS FIELD SERVICES - .29%
Global Industries, Ltd. (a)                         1,700                      1,700     13,719                              13,719
                                                                                        ---------                           --------

OPHTHALMIC GOODS - .19%
Cooper Companies, Inc. (The)                          116                        116      8,926                               8,926
                                                                                        ---------                           --------

PARTITIONS, SHELVING, LOCKERS,
       & OFFICE & STORE FIXTURES - 0.00%
Knape & Vogt Manufacturing Co.                               8,000    (8,000)      -               103,600     (103,600)          -
                                                                                                  --------

PHARMACEUTICAL PREPARATIONS - .54%
Axonyx, Inc. (a)                                    2,200                      2,200     10,252                              10,252
King Pharmaceuticals, Inc. (a)                        400                        400      4,204                               4,204
Par Pharmaceutical Companies, Inc. (a)                300                        300     11,370                              11,370
                                                                                         --------                           --------
                                                                                         25,826                              25,826
                                                                                         --------                           --------

PRIMARY PRODUCTION OF ALUMINUM - .21%
Century Aluminum Co. (a)                              400                        400      9,968                               9,968
                                                                                         --------                           --------


                                       23




RADIO & TV BROADCASTING &
       COMMUNICATIONS EQUIPMENT - 0.00%
Forgent Networks, Inc. (a)                                 359,500  (359,500)      -               744,165     (744,165)          -
                                                                                                  --------

RAILROADS, LINE-HAUL OPERATING - .21%
Prospect Energy Corp.                                 900                        900      9,765                               9,765
                                                                                         --------                            -------

REAL ESTATE - .31%
Levitt Corp. - Class A                                500                        500     14,700                              14,700
                                                                                         --------                            -------

REAL ESTATE INVESTMENT TRUSTS - 1.04%
Aames Investment Corp.                              1,500                      1,500     15,735                              15,735
Newcastle Investment Corp.                            500                        500     15,120                              15,120
Novastar Financial, Inc.                              400                        400     18,428                              18,428
                                                                                         --------                            -------
                                                                                         49,283                              49,283
                                                                                         --------                            -------

REFUSE SYSTEMS - .28%
WCA Waste Corp. (a)                                 1,400                      1,400     13,510                              13,510
                                                                                         --------                            -------

RETAIL - EATING PLACES - 0.00%
BUCA, Inc. (a)                                              30,000   (30,000)      -               206,400     (206,400)          -
                                                                                                  --------

SAVINGS INSTITUTION, FEDERALLY
       CHARTERED - .40%
Commercial Capital Bancorp Inc.                       400                        400      7,956                               7,956
Indymac Bancorp, Inc.                                 300                        300     11,088                              11,088
                                                                                         --------                            -------
                                                                                         19,044                              19,044
                                                                                         --------                            -------

SECONDARY SMELTING & REFINING OF
       NONFERROUS - .35%
Aleris International, Inc. (a)                      1,000                      1,000     16,780                              16,780
                                                                                         --------                            -------

SECURITY BROKERS, DEALERS &
      FLOTATION COMPANIES - 0.00%
Van der Moolen Holding (a) (b)                              15,000   (15,000)      -               106,500     (106,500)          -
                                                                                                  --------

Services - ADVERTISING - 0.00%
Valassis Communications, Inc. (a)                            6,000    (6,000)      -               203,700     (203,700)          -
                                                                                                  --------

Services - BUSINESS SERVICES - .26%
eSpeed, Inc. - Class A (a)                                  10,000   (10,000)      -               107,700     (107,700)          -
                                                                                                  --------
HMS Holdings Corp. (a)                              1,600                      1,600     12,480                              12,480
                                                                                         --------                            -------


Services - COMPUTER PROGRAMMING,
       DATA PROCESSING, ETC. - 1.84%
United Online, Inc. (a)                                      8,100             8,100                87,318                   87,318
                                                                                                   ----------               --------

Services - EDUCATIONAL SERVICES - .37%
Nobel Learning Communities, Inc. (a)                2,100                      2,100     17,325                              17,325
                                                                                         --------                            -------

                                       24



Services - ENGINEERING SERVICES - .30%
URS Corp. (a)                                         500                        500     14,105                              14,105
                                                                                         --------                            -------

SERVICES - EQUIPMENT RENTAL & LEASING - .33%
Universal Compression Holdings, Inc. (a)              400                        400     15,568                              15,568
                                                                                         --------                            -------

SERVICES - GENERAL MEDICAL & SURGICAL
        HOSPITALS - .24%
Province Healthcare Co. (a)                           500                        500     11,320                              11,320
                                                                                         --------                            -------

SERVICES - MANAGEMENT CONSULTING
       SERVICES - 4.09%
FTI Consulting, Inc. (a)                                    10,000            10,000               194,000                  194,000
                                                                                                   --------                 --------

SERVICES - MISCELLANEOUS AMUSEMENT
       & RECREATION - .36%
Alliance Gaming Corp. (a)                             800                        800      7,976                               7,976
Lakes Entertainment, Inc. (a)                         650                        650      9,262                               9,262
                                                                                         ---------                           -------
                                                                                         17,238                              17,238
                                                                                         ---------                           -------

SERVICES - PREPACKAGED SOFTWARE - .16%
IQ Biometrix, Inc. (a)                                      21,350   (21,350)      -               121,695     (121,695)          -
American Software, Inc.                                     10,000   (10,000)      -                65,100      (65,100)          -
                                                                                                   -------
Medical Information Technology, Inc. (a)              600                        600      7,722    186,795     (186,795)      7,722
                                                                                         --------                            -------

STATE COMMERCIAL BANKS - .47%
Merchants Bancshares, Inc.                            200                        200      5,486                               5,486
R&G Financial Corp. - Class B (a)                     450                        450     16,592                              16,592
                                                                                         -------                             -------
                                                                                         22,078                              22,078
                                                                                         -------                             -------

SURETY INSURANCE - .34%
Triad Guaranty, Inc. (a)                              300                        300     16,233                              16,233
                                                                                         -------                             -------

TRUCKING - .36%
Yellow Roadway Corp. (a)                              300                        300     16,986                              16,986
                                                                                         -------                             -------

WATER, SEWER, PIPELINE, COMMUNICATION &
        POWER LINE - .31%
Infrasource Services, Inc. (a)                      1,200                      1,200     14,520                              14,520
                                                                                         -------                             -------

WHOLESALE - HARDWARE & PLUMBING & HEATING
       EQUIPMENT & SUPPLIES - .26%
Hughes Supply, Inc.                                   400                        400     12,152                              12,152
                                                                                         -------                             -------

WHOLESALE - MACHINERY, EQUIPMENT &
        SUPPLIES - .49%
Aviall, Inc. (a)                                      800                        800     23,047                              23,047
                                                                                         ------                              -------

                                       25




WHOLESALE - MEDICAL, DENTAL & HOSPITAL
       EQUIPMENT & SUPPLIES - 0.00%
Molecular Imaging Corp. (a)                                947,800  (947,800)      -                56,868     (56,868)           -
                                                                                                               --------

WHOLESALE - MISCELLANEOUS DURABLE GOODs - .40%
Metal Management, Inc.                                700                        700     18,858                              18,858
                                                                                         -------                            --------

TOTAL COMMON STOCKS (COST $974,008)                                                     893,369  2,689,611   (2,286,493)  1,296,487
                                                                                                 -----------------------------------

CONVERTIBLE PREFERRED STOCK - 7.68%
Dura Automotive Systems Capital Trust (a)                    7,950             7,950               185,951                  185,951
US Restaurant Properties, Inc.                               7,000             7,000               178,500                  178,500
                                                                                                 ----------                ---------
                                                                                                   364,451                  364,451
                                                                                                 ----------                ---------

TOTAL CONVERTIBLE PREFERRED STOCK (COST $328,564)                                                  364,451                  364,451
                                                                                                 ----------                ---------

MUTUAL FUNDS - .30%

CLOSED-END MUTUAL FUNDS -.30%
Tortoise Energy Infrastructu Corp.                    504                        504     14,334                              14,334
                                                                                         -------                           ---------

TOTAL MUTUAL FUNDS (COST $14,334)                                                        14,334                              14,334
                                                                                         -------                           ---------

MONEY MARKET SECURITIES - 16.13%
Huntington Money Market- Investment
        Shares, 1.27% (c)                                  738,164           738,164              738,164                   738,164
                                                                                                 ---------
Huntington Money Market Fund IV, 1.52% (b)         27,141                     27,141     27,141                              27,141
                                                                                         -------                           ---------

TOTAL MONEY MARKET SECURITIES (COST $765,305)                                            27,141   738,164                   765,305
                                                                                        ------------------              ------------
TOTAL INVESTMENTS (COST $2,082,211) - 51.44%                                          $ 934,844 $3,792,226              $ 2,440,577
                                                                                        ------------------              ------------

OTHER ASSETS LESS LIABILITIES- 48.56%                                                    15,524     1,973     2,286,493   2,303,990
                                                                                        -------------------             ------------

TOTAL NET ASSETS - 100.00%                                                            $ 950,368 $3,794,199              $ 4,744,567
                                                                                        ===================             ============

(a) Non-income producing.
(b) American Depository Receipt (ADR)
(c) Variable rate security; the coupon rate shown represents the rate at January 31, 2005.

Statement of Assets and Liabilities
January 31, 2005
(Unaudited)

                                                                         Dreman         Corbin       Adjustment      Pro Forma
ASSETS:
Investments in securities
      At cost                                                          $ 793,114    $ 4,495,231      (3,206,134)   $ 2,082,211
      At value                                                         $ 934,844    $ 3,792,226      (2,286,493)   $ 2,440,577

Interest receivable                                                           60            792                            852
Dividends receivable                                                          88            700                            788
Receivable for investments sold                                            9,200              -      2,286,493       2,295,693
Receivable from Advisor                                                   26,766          2,885                         29,651
Prepaid expenses                                                           1,809          1,029                          2,838
                                                                     -----------      ---------                      ----------
      TOTAL ASSETS                                                       972,767      3,797,632                      4,770,399
                                                                     -----------      ---------                      ----------

LIABILITIES:
Payable for investments purchased                                          4,835              -                          4,835
Payable fund shares redeemed                                                   -          3,224                          3,224
12b-1 fees payable                                                                            -                              -
Payable to Affiliates                                                      6,692              -                          6,692
Professional fees                                                          8,264              -                          8,264
Custodian fees                                                             1,351              -                          1,351
Registration fees                                                            421              -                            421
Printing fees                                                                435              -                            435
Accrued Trustee & Officer expenses                                           337            190                            527
Miscellaneous expense                                                         64             19                             83
                                                                        --------        --------                        --------
      TOTAL LIABILITIES                                                   22,399          3,433                         25,832
                                                                        --------        --------                        --------

NET ASSETS:                                                            $ 950,368    $ 3,794,199                    $ 4,744,567
                                                                       =========    ===========                    ============

NET ASSETS CONSIST OF:
Paid in capital                                                          767,215      7,462,214                      8,229,429
Accumulated undistributed net investment income (loss)                     1,548        (53,641)                       (52,093)
Accumulated net realized gain on investments                              39,875     (2,911,369)      (919,641)     (3,791,135)
Net unrealized appreciation (depreciation)                               141,730       (703,005)       919,641         358,366
                                                                       ---------     -----------                    ------------
NET ASSETS:                                                            $ 950,368    $ 3,794,199                    $ 4,744,567

Shares outstanding                                                        76,353        403,856                        480,209
      (unlimited number of shares authorized with no par value)         --------     -----------                    ------------

NET ASSET VALUE AND OFFERING PRICER PER SHARE                            $ 12.45         $ 9.39                         $ 9.88
                                                                        ========     ===========                    ============

Redemption Price per share (a)                                           $ 12.33         $    -                         $    -
                                                                        ========     ===========                    ============


(a)   A redemption fee of 1.00% is charged on shares held less than one year

Statement of Operations
For the Period Ended January 31, 20051
(Unaudited)


                                             Dreman        Corbin     Adjustment      Pro Forma
                                            --------      -------    ------------    -----------

INVESTMENT INCOME
      Dividend Income                         5,481       11,224             -          16,705
      Interest Income                            95        1,995              -          2,091
                                             -------     --------                     ---------
      TOTAL INCOME                            5,576       13,219             -          18,795

EXPENSES
      12b-1 expense                             568                      2,507           3,075
           12b-1 expense waived                (568)                    (2,507)         (3,075)
      Administration expense                  6,431                          -           6,431
      Auditing expense                        3,216                          -           3,216
      Custodian expense                       1,608                          -           1,608
      Fund Accounting expense                 6,431                          -           6,431
      Legal expense                           1,929                          -           1,929
      Management expense                      2,208       12,174        (2,697)         11,685
      Trustee expense                           643          432             -           1,075
      Pricing expense                         1,929                          -           1,929
      Registration expense                    1,072                          -           1,072
      Printing expense                           57                          -              57
      Transfer agent expense                  2,279                          -           2,279
      Transfer agent out of pockets             150                          -             150
      CCO expense                             1,078                          -           1,078
      Miscellaneous expense                      77            -             -              77
                                            --------     --------       -------       ---------
      Total expense                          29,108       12,606        (2,697)         39,017
      Expense waived by Adviser             (25,497)                     8,004         (17,493)
                                            --------     --------       -------       ---------
      NET EXPENSE                             3,611       12,606         5,307          21,524

NET INCOME                                    1,965          614        (5,307)         (2,728)
                                            ========     ========       ========      =========


1  For the Period November 1, 2004 through January 31, 2005

                        DREMAN CONTRARIAN SMALL CAP FUND
                   PRO FORMA NOTES TO THE FINANCIAL STATEMENTS
                                JANUARY 31, 2005

NOTE 1.  ORGANIZATION

Dreman Contrarian Small Cap Value Fund (the "Fund") was organized as diversified series of Unified Series Trust (the "Trust") on September 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is long-term capital appreciation. The investment adviser to the Fund is Dreman Value Management, LLC (the "Advisor"). The Fund commenced operations on December 31, 2003 and ended its initial fiscal year on October 31, 2004. The period covered by these notes is from November 1, 2004 to January 31, 2005.

Pursuant to an Agreement and Plan of Reorganization approved by the Trust's Board of Trustees on December 13, 2004 (the "Reorganization Agreement'), the Fund intends to engage in a tax-free reorganization with the Corbin Small-Cap Value Fund, also a series of the Trust (the "Corbin Fund"), provided that the Corbin Fund shareholders approve the Reorganization. Under the Reorganization Agreement, effective on or about May 16, 2005, the Fund will acquire all of the assets and liabilities of the Corbin Fund on the Closing Date in consideration for shares of the Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a small-cap stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is

                        DREMAN CONTRARIAN SMALL CAP FUND
                   PRO FORMA NOTES TO THE FINANCIAL STATEMENTS - continued
                                JANUARY 31, 2005

no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and any net realized capital gains. Any capital loss carryforwards that are available to the Corbin Fund prior to the Reorganization will be made available to the Fund after the Reorganization. At October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,882,113 which is available for offset against future taxable net capital gains of the Fund. This loss carryforward expires as follows:

              Year of Expiration    Amount
              --------------------  -------------
                     2009              $ 226,494
                     2011                847,348
                     2012              1,808,271

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis, which are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distribution made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are classified in the

                        DREMAN CONTRARIAN SMALL CAP FUND
                   PRO FORMA NOTES TO THE FINANCIAL STATEMENTS - continued
                                JANUARY 31, 2005


components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 4.  AGREEMENT AND PLAN OF REORGANIZATION OF THE FUND AND THE CORBIN FUND

     Pursuant to the Reorganization Agreement, the Fund will acquire all of the assets and liabilities of the Corbin Fund in exchange for shares of the Fund. The shares of the Fund issued to the Corbin Fund will have an aggregate value equal to the aggregate value of the Corbin Fund shares immediately prior to the reorganization. Upon receipt by the Corbin Fund of the shares of the Fund, the Corbin Fund will distribute the shares to Corbin Fund shareholders. Then, as soon as practicable after the Closing Date, the Corbin Fund will be dissolved under applicable state law.

     Such distribution will be accomplished by opening new accounts on the books of the Fund in the names of the Corbin Fund shareholders and transferring to those shareholder accounts the shares of the Fund previously credited on those books to the accounts of the Corbin Fund shareholders. Each newly-opened account on the books of the Fund for the previous Corbin Fund shareholders will represent the respective pro rata number of shares of the Fund.

     Accordingly, as a result of the Reorganization, each Corbin Fund shareholder will own shares of the Fund having an aggregate value immediately after the Closing Date equal to the aggregate value of that shareholder's Corbin Fund shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund's shares. However, as a result of the Reorganization, a shareholder of either of the Corbin Fund or the Fund will hold a reduced percentage of ownership in the larger combined Fund than the shareholder did in either of the separate Funds. No sales charge or fee of any kind will be assessed to the Corbin Fund shareholders in connection with their receipt of Fund shares in the Reorganization.

     On or about May 16, 2005, the Corbin Fund will transfer to the Fund all of its assets in exchange for shares of the Fund that are equal in value to the value of the net assets of the Corbin Fund transferred to the Fund, as determined in accordance with the valuation procedures adopted by the Board, and the assumption by the Fund of all the liabilities of the Corbin Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Corbin Fund will distribute on or before such date all or substantially all of its undistributed net investment income (including net capital gains) as of such date.

                        DREMAN CONTRARIAN SMALL CAP FUND
                   PRO FORMA NOTES TO THE FINANCIAL STATEMENTS - continued
                                JANUARY 31, 2005

NOTE 4. AGREEMENT AND PLAN OF REORGANIZATION OF THE FUND AND THE CORBIN FUND - continued

     The Corbin Fund expects to distribute the shares of the Fund to its shareholders promptly after the Closing Date and then dissolve pursuant to the Reorganization Agreement. Unless waived in accordance with the Agreement, the obligations of the parties to the Agreement are conditioned upon, among other things, approval of the reorganization by the Corbin Fund's shareholders and satisfaction of the conditions set forth in the Reorganization Agreement. The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the Corbin Fund.


NOTE 5.  DISTRIBUTION OF SHARES TO EXISTING SHAREHOLDERS

     Based on the assets of the Fund and the Corbin Fund as of January 31, 2005, each Corbin Fund shareholder will receive approximately 0.75479301 shares of the Fund for every Corbin Fund share they hold.

                      INFORMATION ABOUT THE REORGANIZATION

GENERAL

     Under the Reorganization Agreement, the Corbin Fund will transfer all of its assets and liabilities to the Dreman Fund in exchange for shares of the Dreman Fund. For more details about the Reorganization Agreement, see Exhibit A "Form of Agreement and Plan of Reorganization." The shares of the Dreman Fund issued to the Corbin Fund will have an aggregate value equal to the aggregate value of the Corbin Fund shares immediately prior to the Reorganization. Upon receipt by the Corbin Fund of the shares of the Dreman Fund, the Corbin Fund will distribute the shares to Corbin Fund shareholders. Then, as soon as practicable after the Closing Date (as defined in Exhibit A), the Corbin Fund will be dissolved under applicable state law.

     Such distribution will be accomplished by opening new accounts on the books of the Dreman Fund in the names of the Corbin Fund shareholders and transferring to those shareholder accounts the shares of the Dreman Fund previously credited on those books to the accounts of the Corbin Fund shareholders. Each newly-opened account on the books of the Dreman Fund for the previous Corbin Fund shareholders will represent the respective pro rata number of shares of the Dreman Fund.

     Accordingly, as a result of the Reorganization, each Corbin Fund shareholder will own shares of the Dreman Fund having an aggregate value immediately after the Closing Date equal to the aggregate value of that shareholder's Corbin Fund shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund's shares. However, as a result of the Reorganization, a shareholder of either of the Corbin Fund or the Dreman Fund will hold a reduced percentage of ownership in the larger combined Fund than the shareholder did in either of the separate Funds.

     No sales charge or fee of any kind will be assessed to the Corbin Fund shareholders in connection with their receipt of shares of the Dreman Fund in the Reorganization.

TERMS OF THE AGREEMENT

     Pursuant to the Reorganization Agreement, the Dreman Fund will acquire all of the assets and liabilities of the Corbin Fund on the Closing Date in consideration for shares of the Dreman Fund.

     On the Closing Date, the Corbin Fund will transfer to the Dreman Fund all of its assets in exchange for shares of the Dreman Fund that are equal in value to the value of the net assets of the Corbin Fund transferred to the Dreman Fund, as determined in accordance with the valuation procedures adopted by the Board, and the assumption by the Dreman Fund of all the liabilities of the Corbin Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Corbin Fund will distribute on or before the Closing Date all or substantially all of its undistributed net investment income (including net capital gains) as of such date.

     The Corbin Fund expects to distribute the shares of the Dreman Fund to the shareholders of the Corbin Fund promptly after the Closing Date and then dissolve pursuant to a plan of dissolution adopted by the Board. Unless waived in accordance with the Agreement, the obligations of the parties to the Agreement are conditioned upon, among other things:

     o  the approval of the Reorganization by the Corbin Fund's shareholders;

     o the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Agreement;

     o the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

     o the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties' agreements, obligations and covenants required by the Agreement;

     o the effectiveness under applicable law of the registration statement of the Dreman Fund of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933, pertaining thereto;

     o the declaration of a dividend by Corbin Fund to distribute all or substantially all its undistributed net investment income and net capital gains; and

     o the receipt of an opinion of counsel relating to, among other things, the tax free nature of the Reorganization.

     The Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the Corbin Fund.

     The Board recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of the shareholders of the Corbin Fund (as described more fully in "The Proposed Reorganization--Reasons for the Proposed Reorganization") and that the interests of the Corbin Fund's existing shareholders will not be diluted as a result of consummation of the proposed Reorganization.

REASONS FOR THE REORGANIZATION

     For the reasons described above under "Background and Reasons for the Proposed Reorganization," the Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interest of the Corbin Fund and its shareholders. The approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight to various factors and assigned different degrees of materiality to various conclusions.

     If the Reorganization does not occur, the Board will be required to consider other alternatives. If no such suitable alternatives can be found, the Board may be required to liquidate the Fund. Any such liquidation will not be tax-free for shareholders.

MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

     The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Corbin Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

     It is a condition to closing the Reorganization that each of the Corbin Fund and the Dreman Fund receives an opinion from Thompson Coburn LLP, legal counsel to the Trust, dated as of the Closing Date, that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Code and that the Dreman Fund and the Corbin Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code. As such a reorganization, the federal income tax consequences of the Reorganization can be summarized as follows:

     o No gain or loss will be recognized by the Corbin Fund or the Dreman Fund upon the transfer of all of the assets of the Corbin Fund to the Dreman Fund solely in exchange for the shares of the Dreman Fund and the assumption by the Dreman Fund of the liabilities of the Corbin Fund, or upon the distribution of the shares of the Dreman Fund by the Corbin Fund to its shareholders in the subsequent liquidation of the Corbin Fund.

     o No gain or loss will be recognized by a shareholder of the Corbin Fund who exchanges all of such shareholder's shares of the Corbin Fund for the shares of the Dreman Fund pursuant to the Reorganization.

     o The aggregate adjusted tax basis of the shares of the Dreman Fund received by a shareholder of the Corbin Fund pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the shares of the Corbin Fund surrendered in exchange therefor.

     o For tax purposes, the holding period of the shares of the Dreman Fund received by a shareholder of the Corbin Fund pursuant to the Reorganization will include the holding period of the shares of the Corbin Fund surrendered in exchange therefor.

     o The Dreman Fund's adjusted tax basis in the Corbin Fund's assets received by the

        Dreman Fund pursuant to the Reorganization will, in each instance, equal the adjusted tax basis of such assets in the hands of the Corbin Fund immediately prior to the Reorganization.

     o The holding period of the assets of the Corbin Fund in the hands of the Dreman Fund will include the period during which those assets were held by the Corbin Fund.

     The opinion of Thompson Coburn LLP will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Thompson Coburn LLP will also rely upon certain representations of the management of the Dreman Fund and the Corbin Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. An opinion of counsel is not binding on the IRS or any court.

     The Dreman Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Corbin Fund and its shareholders.

     Prior to the Closing Date, the Corbin Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gain, if any, through the Closing Date.

     A portion of the portfolio assets of the Corbin Fund may be sold in connection with the Reorganization. The sale by the Dreman Fund of any portion of the Corbin Fund's portfolio assets will affect the Dreman Fund's investment company taxable income, net capital gain and, possibly, the amount of any net capital losses, all depending on whether such sales result in income gain or loss. Such sales will also affect the distributions to shareholders. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Corbin Fund's basis in such assets. Any remaining net capital gains recognized in these sales will be distributed to the Corbin Fund's shareholders as capital-gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to the shareholders of the Corbin Fund. The capital gains will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Any net capital losses recognized on these sales may not be deducted against other income but must be carried forward up to eight taxable years, after which time any net capital loss remaining will be lost as a deduction. Any such loss carryforward is treated as short term in any subsequent year, and will first reduce any short term capital gain, and, thereafter, any long-term capital gain. This ordering rule may have the effect of reducing the Dreman Fund's ability to declare capital gain dividends.

     At October 31, 2004, the Dreman Fund had no loss carryforwards, while the Corbin Fund had available for federal tax purposes an unused capital loss carryforward of $2,882,113 which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

        Year of Expiration             Amount
    --------------------------     -----------------
          2009                      $   226,494
          2011                      $   847,348
          2012                      $ 1,808,271


     To the extent these carryforwards are used to offset capital gains realized subsequent to the Reorganization, it is probable that the amount offset will not be distributed to shareholders. In addition to the limitations on capital loss carryforwards described above, as a result of the Reorganization, other limitations may apply that restrict the ability of the Dreman Fund to use the Corbin Fund's capital loss carryforwards or built-in losses against the Dreman Fund's pre-Reorganization built-in gains, to the extent such gains are recognized by the Dreman Fund post-Reorganization.

     As noted above, shareholders of the Corbin Fund may redeem their shares or exchange their shares for shares of certain other funds distributed by the distributor at any time prior to the closing of the Reorganization. See "Purchase, Valuation, Redemption and Exchange of Shares" above. Redemptions and exchanges of shares generally are taxable transactions, unless your account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

EXPENSES OF THE REORGANIZATION

     Pursuant to the Reorganization Agreement, Dreman, as advisor to the Dreman Fund, has agreed to bear the expenses incurred in connection with the Reorganization and preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs.

     Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with each Fund's financial statements; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Neither the Funds nor Dreman or Corbin will pay any expenses of shareholders arising out of or in connection with the Reorganization.

     All other expenses of each of the parties shall be paid by the applicable party.

CONTINUATION OF SHAREHOLDER ACCOUNTS AND PLANS

     If the Reorganization is approved, the Dreman Fund will establish an account for each Corbin Fund shareholder containing the appropriate number of shares of the Dreman Fund. Shareholders of the Corbin Fund who are accumulating Corbin Fund shares under the dividend reinvestment plan, who are receiving payment under the systematic withdrawal plan, or who benefit from special sales programs with respect to Corbin Fund shares, will retain the same rights and privileges after the Reorganization in connection with the shares of the Dreman Fund received in the Reorganization through similar plans maintained by the Dreman Fund.

LEGAL MATTERS

     Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Thompson Coburn LLP, which serves as legal counsel to the Trust.

                                OTHER INFORMATION

SHAREHOLDER INFORMATION

     At the close of business on March 31, 2005, the Record Date with respect to the Special Meeting, there were 340,652.489 shares of the Corbin Fund outstanding. As of the Record Date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Corbin Fund. As of the Record Date, no person was known by the Corbin Fund to own beneficially or of record as much as 5% of the shares of the Corbin Fund except as follows:

      National Financial Services Co.
      P.O. Box 3908
      Church Street Station
      New York, NY 10008
      32.01%

      Charles Schwab & Co.
      101 Montgomery Street
      San Francisco, CA 94104
      30.67%

     As of the Record Date, the Dreman Fund had outstanding 88,847.611 shares. As of the Record Date, the trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Dreman Fund. As of the Record Date, no person was known by the Dreman Fund to own beneficially or of record as much as 5% of the shares of the Dreman Fund except as follows:

      David N. Dreman
      0698 Eppley Drive
      Aspen, Co 81611
      59.59%

      Dreman Value Management, LLC
      10 Exchanges Place
      Suite 2150
      Jersey City, NJ 07302
      41.19%

SHAREHOLDER PROPOSALS

     The Funds do not hold regular annual meetings of shareholders. As a general matter, the Dreman Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. In the event the Reorganization is not completed, the Corbin Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of the Corbin Fund or the Dreman Fund should send such proposal to the respective Fund at the address on the proxy statement. To be considered for presentation at a shareholders' meeting, rules promulgated by the SEC require that, among other things, a shareholder's proposal must be received at the offices of the Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of the Notice of Special Meeting and this Combined Prospectus/Proxy Statement with its enclosures on or about March 31, 2005. Corbin Fund shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of Unified Fund Services, Inc. and its affiliate as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The proxy solicitation expenses for the proposed Reorganization are estimated to be approximately $4,100, all of which will be borne by Dreman.

                       VOTING INFORMATION AND REQUIREMENTS

     Approval by the Corbin Fund of the proposed Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Corbin Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of the Corbin Fund. The holders of a majority of the shares of the Corbin Fund entitled to vote shall be a quorum for the Special Meeting. If the shareholders fail to approve the proposed Reorganization, the Reorganization will not occur. The Board has fixed the close of business on March 31, 2005 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting. Corbin Fund shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.

     Corbin Fund shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed proxy card or by casting their vote via telephone using the instructions provided on the enclosed proxy card. Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the secretary of the Corbin Fund or by voting in person at the Special Meeting.

     All properly executed proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted "FOR" the approval of the proposed Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) may have the same effect as votes "AGAINST" the Reorganization since approval of the proposal could in some circumstances require the affirmative vote of a majority of the total shares outstanding. A majority of the outstanding shares entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

     Shareholders who execute proxies may revoke them at any time before they are voted by filing with the Corbin Fund a written notice of revocation, by delivering a duly executed proxy bearing a later date or by attending the Special Meeting and voting in person. The giving of a proxy will not affect your right to vote in person if you attend the Special Meeting and wish to do so.

     The Board knows of no business other than that described in the Notice which will be presented for consideration at the Special Meeting. If any other matters are properly presented, it is the intention of the persons named on the enclosed proxy card to vote their proxies in accordance with their best judgment.

     In the event that a quorum is present at the Special Meeting but sufficient votes to approve the proposed Reorganization are not received, proxies (including abstentions and broker non-votes) not directing otherwise will be voted in favor of one or more adjournments of the Special Meeting to permit further solicitation of proxies on the proposed Reorganization, provided that the Board determines that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares voted at the session of the Special Meeting to be adjourned.

     If you cannot be present in person at the meeting, you are requested to fill in, sign and return the enclosed proxy card promptly. No postage is necessary if mailed in the United States.

April 12, 2005

                           CORBIN SMALL-CAP VALUE FUND

   PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON MAY 13, 2005. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

     The  undersigned,  revoking  prior  proxies,  hereby  appoints  Anthony  J.
Ghoston,  Freddie  Jacobs,  Jr.  and  Heather  Barnes,  and  each  of  them,  as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Corbin Small-Cap Value Fund (the "Fund") to be held at 431 North Pennsylvania Street, Indianapolis, IN 46204, at 10:00 a.m. Eastern time, or at any adjournment thereof, upon the proposal described in the Notice of Meeting and accompanying Prospectus and Proxy Statement, which have been received by the undersigned.

     This proxy is solicited on behalf of the Board of Trustees of Unified Series Trust (the "Trust"), and the proposal (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated below or "FOR" the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders' best judgment as to any other matters that may arise at the Meeting.

     Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

     Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

       To consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the Corbin Small-Cap Value Fund, a series of Unified Series Trust (the "Corbin Fund"), would transfer all of its assets and liabilities to the Dreman Contrarian Small Cap Value Fund, a separate series of the Trust (the "Dreman Fund"), in exchange for shares of the Dreman Fund, which will be distributed by the Corbin Fund to its shareholders in complete liquidation thereof .


      For [    ]                  Against [    ]                  Abstain [    ]


       To consider a proposal to ratify the existing Management Agreement between the Trust and Corbin & Company, on behalf of the Corbin Fund, pursuant to which Corbin & Company will continue to serve
       as   investment   adviser   to  the   Corbin   Fund   until   the
       Reorganization, or until the liquidation of the Corbin Fund if the Reorganization is not approved.


      For [    ]                 Against [    ]                   Abstain [    ]

     This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.


------------------------------------------------         -----------------------

Signature                                                Date

------------------------------------------------         -----------------------

Signature (if held jointly)                              Date


Corbin Small-Cap Value Fund
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

                       STATEMENT OF ADDITIONAL INFORMATION
                                       TO
                     COMBINED PROSPECTUS AND PROXY STATEMENT


                     DREMAN CONTRARIAN SMALL CAP VALUE FUND

                           CORBIN SMALL-CAP VALUE FUND







                                  April 12, 2005





     This Statement of Additional Information ("SAI") to the combined Prospectus and Proxy Statement ("Combined Prospectus/Proxy") relates specifically to the proposed merger of the Corbin Small Cap Value Fund into the Dreman Contrarian Small Cap Value Fund.

     This SAI is not a prospectus. It should be read in conjunction with the Combined Prospectus/Proxy dated April 12, 2005 relating to the above-mentioned transaction. A free copy of the Combined Prospectus/Proxy can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 247-1014.

     This SAI also incorporates by reference the Prospectus (the "Dreman Funds Prospectus") and Statement of Additional Information of the Dreman Funds, each dated February 25, 2005 which have been filed with the Securities and Exchange Commission ("SEC"). This SAI also incorporates by reference the Prospectus and Statement of Additional Information of the Corbin Small-Cap Value Fund, each dated February 25, 2005, which have been filed with the SEC. Copies of the foregoing may be obtained without charge by calling or writing:


Dreman Contrarian Small Cap Value Fund          Corbin Small-Cap Value Fund
c/o Unified Fund Services, Inc.                 c/o Unified Fund Services, Inc.
P.O. Box 6110                                   P.O. Box 6110
Indianapolis, Indiana 46206-6110                Indianapolis, Indiana 46206-6110
(800) 247-1014                                  1-800-924-6848

ITEM 13       ADDITIONAL INFORMATION ABOUT THE FUNDS

ADDITIONAL INFORMATION ABOUT THE DREMAN CONTRARIAN SMALL CAP VALUE FUND

     The information contained in the Statement of Additional Information of the Dreman Contrarian Small-Cap Value Fund, a series of the Trust, dated February 25, 2005, as filed with the SEC on March 2, 2005 (Accession No. 0001035449-05-000144) is incorporated herein by reference.

ADDITIONAL INFORMATION ABOUT THE CORBIN SMALL-CAP VALUE FUND

     The information contained in the Statement of Additional Information of the Corbin Small-Cap Value Fund, a series of the Trust, dated February 25, 2005, as filed with the SEC on March 2, 2005 (Accession No. 0001035449-05-000144) is incorporated herein by reference.


ITEM 14.  FINANCIAL STATEMENTS AND SCHEDULES

     This SAI incorporates by reference the financial statements and independent auditors' reports included in (i) the Annual Report of the Dreman Fund to shareholders for the period ended October 31, 2004 and (ii) the Annual Report of the Corbin Fund for the year ended October 31, 2004. The Trust will provide the Annual Report for each of the Dreman Fund and the Corbin Fund without charge upon written request or request by telephone.

                      AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION dated as of _____, 2005 (the "Agreement"), by and between Dreman Contrarian Small Cap Value Fund ("Dreman Fund"), a series of Unified Series Trust, an Ohio business trust (the "Trust"), and Corbin Small Cap Value Fund ("Acquired Fund"), also a series of the Trust.

         WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

         WHEREAS, the Trust proposes to merge the Acquired Fund into the Dreman Fund;

         WHEREAS, the Board of Trustees of the Trust (the "Board"), including at least a majority of the trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) (collectively, the "Independent Trustees"), have determined that the merger is in the best interests of the Dreman Fund and the Acquired Fund and will not dilute the interests of such funds' shareholders;

         WHEREAS, the Board, including a majority of the Independent Trustees, has determined that the business purpose of this Agreement and the transactions contemplated herein is to provide an opportunity for the Acquired Fund's shareholders to continue their investment with a fund that has an identical investment objective to that of the Acquired Fund and which is managed by an investment adviser with solid past performance results and, at the same time, avoid a taxable distribution such as would result from liquidation of the Acquired Fund;

         WHEREAS, the Board proposes to recommend that the Acquired Fund's shareholders approve the proposed transaction and to solicit their approval pursuant to a combined proxy/prospectus statement prepared in accordance with SEC Form N-14;

         WHEREAS, the Acquired Fund shall merge with and into the Dreman Fund upon the affirmative vote of a majority of the outstanding shares (as defined in the 1940 Act) of the Acquired Fund.

         NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto agree to effect the transfer of all of the assets of the Acquired Fund to the Dreman Fund solely in exchange for the assumption by the Dreman Fund of all of the liabilities of the Acquired Fund, and shares of beneficial interest of the Dreman Fund ("Dreman Fund Shares"), followed by the distribution, at the Effective Time (as defined in Section 12 of this Agreement), of such Dreman Fund Shares to the holders of shares of the Acquired Fund ("Acquired Fund Shares") on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund.

         The parties hereto covenant and agree as follows:

         1. PLAN OF REORGANIZATION. At the Effective Time, the Acquired Fund will assign, deliver and otherwise transfer all of its assets described in paragraph 2(a) ("Assets"), and assign all of the Acquired Fund's liabilities described in paragraph 2(b) ("Liabilities") to the Dreman Fund, and the Dreman Fund shall acquire all Assets, and shall assume all Liabilities of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Dreman Fund of a number of Dreman Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. Shareholders of record of Acquired Fund Shares at the Effective Time will be credited with full and fractional Dreman Fund Shares. The Assets and Liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Dreman Fund. All Liabilities of the Acquired Fund, shall after the Effective Time attach to the Dreman Fund and may be enforced against the Dreman Fund to the same extent as if the same had been incurred by the Dreman Fund. The events outlined in this Section 1 are the "Reorganization."

         2. TRANSFER OF ASSETS.

                  (a) The Assets of the Acquired Fund to be acquired by the Dreman Fund and allocated thereto shall include, without limitation, the assets and property that the Acquired Fund owns, including all cash, cash equivalents, securities, receivables (including interest and dividends receivable), as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Effective Time.

                  (b) The Liabilities of the Acquired Fund to be assumed by the Dreman Fund and allocated thereto shall include, without limitation, all of the Acquired Fund's debts, liabilities, obligations and duties of whatever kind or nature, whether absolute, accrued, contingent or otherwise, and whether or not determinable at the Effective Time.

                  (c) The Acquired Fund shall direct its custodian, Huntington Bank, N.A. (the "Custodian"), to deliver, at or prior to the Effective Time, a certificate of an authorized officer stating that: (i) all Assets have been delivered in proper form to the Dreman Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to Huntington National Bank, the custodian for the Dreman Fund no later than the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Dreman Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Effective Time by book entry, in accordance with the Custodian's customary practices, the Acquired Fund's Assets deposited with the Custodian. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Effective Time.

                  (d) The Acquired Fund shall direct Unified Fund Services, Inc. (the "Transfer Agent"), on behalf of such Acquired Fund, to deliver prior to or as of the Effective Time a certificate of an authorized officer stating that its records contain the names and addresses of the

Acquired Fund's shareholders and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Effective Time. The Dreman Fund shall cause the Transfer Agent to issue and deliver a confirmation evidencing the Dreman Fund Shares to be credited at the Effective Time, or provide evidence satisfactory to the Acquired Fund that such Dreman Fund Shares have been credited to the Acquired Fund's account on the books of the Dreman Fund. No later than the Effective Time each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.       CALCULATIONS.

                  The net asset value of the Dreman Fund Shares issued to the Acquired Fund pursuant to Section 1 hereof shall be the net asset value of the shares of the Acquired Fund at the Valuation Time. The net asset value of the Acquired Fund's Shares shall be computed at the Valuation Time in the manner set forth in the Acquired Fund's then current prospectus under the Securities Act of 1933 (the "1933 Act").

         4. VALUATION OF ASSETS. The value of the Assets of the Acquired Fund shall be the value of such Assets computed as of the time at which the Acquired Fund's net asset value is calculated at the Valuation Time. The net asset value of the Assets of the Acquired Fund to be transferred to the Dreman Fund shall be computed by the Transfer Agent (and shall be subject to adjustment by the amount, if any, agreed to by the Acquired Fund and the Dreman Fund). In determining the value of the securities transferred by the Acquired Fund to the Dreman Fund, each security shall be priced in accordance with the pricing policies and procedures of such Acquired Fund as described in its then current prospectus and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Board. The Acquired Fund and the Dreman Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the Trust's pricing policies and procedures.

         5. VALUATION TIME. The valuation time shall be 4:00 p.m., Eastern Time, on ____________ ____, 2005, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "Valuation Time"). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the parties, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

         6. LIQUIDATION OF THE ACQUIRED FUND AND CANCELLATION OF SHARES. At the Effective Time, the Acquired Fund will liquidate and the Dreman Fund Shares (both full and fractional) received by such Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in exchange for the Acquired Fund Shares and in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive Dreman Fund Shares equal in value to the Acquired Fund Shares held by that shareholder. Such liquidation and distribution will be accomplished by the establishment of an open account on the share records of the Dreman Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Dreman Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Funds shall be cancelled on the books of the Acquired Fund at the Effective Time and shall thereafter represent only the right to receive Dreman Fund Shares. The Acquired Fund's transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

         7. REPRESENTATIONS AND WARRANTIES OF THE TRUST. The Trust, on behalf of itself and, as appropriate, the Acquired Fund and the Dreman Fund, represents and warrants as follows:

                  (a) ORGANIZATION, EXISTENCE, ETC. The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Ohio and has the power to carry on its business as it is now being conducted. Each of the Acquired Fund and the Dreman Fund is duly established and designated as a series of the Trust.

                  (b) REGISTRATION AS INVESTMENT COMPANY. The Trust is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect. Prior to the Effective Time, the registration statements relating to the Acquired Fund and the Dreman Fund will be effective.

                  (c) SHARES TO BE ISSUED UPON REORGANIZATION. The Dreman Fund Shares to be issued by the Dreman Fund in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable by the Trust.

                  (d) AUTHORITY RELATIVE TO THIS AGREEMENT. The Trust has the power to enter into this Agreement and to carry out its obligations hereunder and has all necessary federal, state and local authorizations to consummate the Reorganization. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by the Board, including a majority of the Independent Trustees, and no other proceedings except shareholder approval by the Acquired Fund's shareholders are necessary to authorize the Trust's officers to effectuate this Agreement and the transactions contemplated hereby. The Trust is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

                  (e) LIABILITIES. To the actual knowledge of the Trust, there are no liabilities of the Acquired Fund or the Dreman Fund, whether or not determined or determinable, other than liabilities incurred in the ordinary course of business subsequent to the Effective Time or otherwise disclosed to the advisors of the Acquired Fund and the Dreman Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund or the Dreman Fund. To the actual knowledge of the Trust, the Trust's Registration Statements on file with the Securities and Exchange Commission (the "SEC") for the Acquired Fund and the Dreman Fund do not contain an untrue statement of material fact or omit a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

                  (f) LITIGATION. Except as disclosed to the advisors of the Acquired Fund and the Dreman Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Trust, threatened which would materially adversely affect either Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

                  (g) CONTRACTS. Except for contracts and agreements disclosed in Exhibit A hereto, under which no material default exists, neither the Trust nor either Fund is a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to such Fund.

                  (h) TAXES. As of the Effective Time, all Federal and other tax returns, information returns, and other tax-related reports of each Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

                  (i) SUBCHAPTER M. For each taxable year of its operation (including the taxable year that includes the Effective Time), each Fund was and will be a "Fund" as defined in Section 851(g)(2) of the Internal Revenue Code of 1986, as amended (the "Code"), has met (or will meet) all the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (and will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed (and will distribute) all of its investment company taxable income and net capital gain (as defined in the Code) to the extent required under Subchapter M of the Code for all periods ending on or prior to the Effective Time.

                  (j) FINANCIAL STATEMENTS. The audited financial statements of the Acquired Fund for its most recently ended fiscal year, and unaudited financial statements relating to its most recently ended semi-annual period if the semi-annual period is subsequent to the most recently ended fiscal year, (the "Acquired Fund's Financial Statements"), as delivered to the Dreman Fund, fairly present the financial position of the Acquired Fund as of the dates thereof, and the results of its operations and changes in its net assets for the periods indicated. There are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including notes thereto) in accordance with generally accepted accounting principles as of such date not disclosed therein.

                  (k) MARKETABLE TITLE TO ASSETS. The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the Assets to be transferred to the Dreman Fund. Upon delivery and payment for such Assets, the Dreman Fund will have good and marketable title to such Assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

         8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUNDS.

                  (a) All representations and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. At the Effective Time, the Trust shall provide a certificate from an officer, dated as of such date, certifying as of such date that the conditions set forth in this clause (a) have been met.

                  (b) The Acquired Fund shall have delivered to the Dreman Fund at the Effective Time the Acquired Fund's Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Trust as to the aggregate asset value of the Acquired Fund's portfolio securities.

                  (c) The Trust shall provide a duly executed instrument whereby the Dreman Fund assumes all Liabilities of or attributable to the Acquired Fund.

                  (d) The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

                  (e) At the Effective Time, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Effective Time and the Trust shall have received a certificate from an officer of the Trust, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this
Section 8 have been, and continue to be, satisfied.

         9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE DREMAN FUND. The obligations of the Acquired Fund and the Dreman Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

                  (a) The Dreman Fund Shares shall have been duly qualified for offering to the public in each state in which the Acquired Fund's shareholders are resident as of the date of the Reorganization (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated;

                  (b) The Trust shall have received on or before the Effective Time an opinion of counsel satisfactory to the Trust, based on customary officers' certificates provided by each, reasonably satisfactory to such counsel substantially to the effect that, for Federal income tax purposes:

                           (1) The Reorganization will constitute a
"reorganization" within the meaning of Code Section 368(a). The Dreman Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Code Section 368(b);

                           (2) No gain or loss will be recognized by the
Acquired Fund upon the transfer of all its assets in exchange for the issuance of Dreman Fund Shares (except to the extent that such assets consist of contracts described in section 1256 of the Code) and the assumption by the Dreman Fund of all the Acquired Fund's liabilities;

                           (3) No gain or loss will be recognized by the Dreman
Fund upon its receipt of all the Acquired Fund assets solely in exchange for the issuance of Dreman Fund Shares and the assumption by the Dreman Fund of all the Acquired Fund's liabilities;

                           (4) The adjusted basis of the Acquired Fund's assets
acquired by the Dreman Fund in the Dreman Fund's hands will be the same as the adjusted basis of those assets in the Acquired Fund's hands immediately before the Effective Time;

                           (5) The Dreman Fund's holding period for the assets
acquired from the Acquired Fund will include the holding period of those assets in the Acquired Fund's hands immediately before the Effective Time;

                           (6) No gain or loss will be recognized by the
Acquired Fund upon the distribution of the Dreman Fund Shares to the Acquired Fund's shareholders solely in exchange for their Acquired Fund Shares;

                           (7) No gain or loss will be recognized by each
Acquired Fund shareholders upon the Acquired Fund's distribution of Dreman Fund Shares to such shareholder in exchange for such shareholder's Acquired Fund Shares as part of the transaction contemplated herein;

                           (8) The adjusted basis of the Dreman Fund Shares
received by each Acquired Fund shareholder will be the same as the adjusted basis of that Acquired Fund shareholder's Acquired Fund Shares surrendered in exchange therefor;

                           (9) The holding period of the Dreman Fund Shares
received by each Acquired Fund shareholder will include such shareholder's holding period for the Acquired Fund

Shares surrendered in exchange therefor, provided that said Acquired Fund Shares were held as capital assets by such shareholder as of the Effective Time; and

                          (10) The Dreman Fund will succeed to and take into
account the items of the Acquired Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the date of the Reorganization. The Dreman Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder. Pursuant to Treasury Regulations section 1.381(b)-1, the taxable year of the Acquired Fund will end on the Effective Time.

                          (11)  Notwithstanding the above, such opinion may
state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund or the Dreman Fund with respect to (i) any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any market discount bond transferred pursuant to the Reorganization.

                  (c) The Board shall have approved this Agreement and authorized the issuance by the Dreman Fund of Dreman Fund Shares at the Effective Time in exchange for the Assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

                  (d) The shareholders of the Acquired Fund shall have approved this Agreement and the transactions contemplated thereby.


         10. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Fund's Assets for the Dreman Fund Shares shall be effective as of opening of business on ___________ _____, 2005, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

         11. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned without penalty by resolution of the Board at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board, make proceeding with the Agreement inadvisable.

         12. AMENDMENT. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, no such amendment may have the effect of changing the provisions for determining the value of Dreman Fund Shares to be paid to the Acquired Fund's shareholders under this Agreement to the detriment of the Acquired Fund's shareholders.

         13. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the State of Ohio.

         14. NOTICES. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to appropriate party at the address contained in such party's current registration statement on Form N-1A as filed with the SEC.

         15. FEES AND EXPENSES.

                  (a) The Trust represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b) Except as otherwise provided for herein, all expenses of the reorganization contemplated by this Agreement will be borne by Dreman Value Management, LLC ("Advisor"). The expenses to be covered by Advisor may include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of any required registration statement under the 1933 or 1940 Act; excluding any blue sky fees (iii) postage; (iv) printing; (v) accounting fees; (vi) legal fees; (vii) expenses of obtaining so-called "tail" or "run-off" directors & officers ("D&O") insurance coverage in respect of the current and former trustees' and officers' activities as they relate to the Acquired Fund and its predecessor as set forth in Section 16(c) below, (viii) conversion fees, including Envision fees, and (ix) registration or notice filing fees, fees and expenses of filing such forms as are necessary under applicable state securities laws to qualify the Dreman Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the Reorganization. UFS, as administrator to the Trust, agrees that it shall be responsible for completing the application for, and obtaining, tail (run-off) D&O insurance coverage in accordance with Section 16(g) below. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.


         16. INDEMNIFICATION AND INSURANCE

                  (a) The Trust, out of the assets of the Dreman Fund, shall indemnify, defend and hold harmless the Acquired Fund and the Trust's present and former Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of the Trust not unreasonably withheld, on behalf of the Dreman Fund, arising from (i) any breach of a representation, warranty or covenant of this Agreement by or on behalf of the Dreman Fund or (ii) any breach of any representation, warranty or covenant of this Agreement with respect to the Dreman Fund or any untrue statement or alleged untrue statement of a material fact contained in any proxy materials in connection with the transactions contemplated by this Agreement or any registration statement for the Dreman Fund, as filed and in effect with the SEC, or any application prepared by the Trust, on behalf of the Dreman Fund with any state regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading based on information provided on behalf of the Acquiring Fund.

                  (b) The Trust, out of the assets of the Acquired Fund, shall indemnify, defend, and hold harmless the Dreman Fund and the Trust's present and former Trustees, officers, employees and agents (collectively, "Dreman Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Dreman Fund Indemnified Parties, including amounts paid by any one or more of the Dreman Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third-party claim, suit, action or proceeding made with the consent of the Trust, on behalf of the Acquired Fund (if the Acquired Fund still exists), arising from any breach of any representation, warranty or covenant of this Agreement with respect to the Acquired Fund; any untrue statement or alleged untrue statement of a material fact contained in any proxy materials in connection with the transactions contemplated by this Agreement, as filed and in effect with the SEC; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading based on information provided on behalf of the Acquired Fund.

                  (c) The Trust, out of the Dreman Fund's assets, shall indemnify, defend, and hold harmless each of the Acquired Fund Indemnified Parties from and against any and all losses, claims, damage, liabilities, or expenses including, without limitation, the payment of reasonable legal fees and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding, insofar as any such loss, claim, damage, liability, or expense (or actions with respect thereto) arises out of any act, conduct or omission relating to the Dreman Fund prior to the Effective Time.

                  (d) The Trust, out of the Acquired Fund's assets, shall indemnify, defend, and hold harmless each of the Dreman Fund Indemnified Parties from and against any and all losses, claims, damage, liabilities, or expenses including without limitation, the payment of reasonable legal fees and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Dreman Fund Indemnified Parties, including amounts paid by any one or more of the Dreman Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding, insofar as any such loss, claim, damage, liability, or expense (or actions with respect thereto) arises out of any act, conduct or omission relating to the Acquired Fund prior to the Effective Time.

                  (e) A party seeking indemnification hereunder is hereinafter called the "indemnified party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "indemnifying party." Each indemnified party shall notify the indemnifying party in writing within ten (10) days of the receipt by one or more of the indemnified parties of any notice of legal process of any suit brought against or claim made against such indemnified party as to any matters covered by this Section 16, but the failure to notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to any indemnified party otherwise than under this Section 16. The indemnifying party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section 16, or, if it so elects, to assume at its own expense the defense thereof with counsel satisfactory to the indemnified parties; provided, however, if the defendants in any such action include both the indemnifying party and any indemnified party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the indemnifying party, the indemnified party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified party and the expenses of such separate counsel shall be paid by the indemnifying party.

                  (f) Upon receipt of notice from the indemnifying party to any indemnified party of the election by the indemnifying party to assume the defense of such action, the indemnifying party shall not be liable to such indemnified party under this Section 16 for any legal or other expenses subsequently incurred by such indemnified party in connection with the defense thereof unless (i) the indemnified party shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence in Section 16(e) (it being understood, however, that the indemnifying party shall not be liable for the expenses of more than one separate counsel for each indemnified party); (ii) the indemnifying party does not employ counsel reasonably satisfactory to the indemnified party to represent the indemnified party within a reasonable time after notice of commencement of the action; or (iii) the indemnifying party has authorized the employment of counsel for the indemnified party at the expense of the indemnifying party.

                  (g) The Acquired Fund and the former and current trustees and officers of the Trust and AmeriPrime Funds, the predecessor trust for the Corbin Small Cap Value Fund, shall remain as additional insureds named on the Trust's existing D&O insurance policy as long as the policy remains in existence and the Dreman Fund remains in existence.

         17. HEADINGS, COUNTERPARTS, ASSIGNMENT.

                  (a) The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

                  (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                  (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         18. ENTIRE AGREEMENT. No party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

         19. FURTHER ASSURANCES. The Dreman Fund and the Acquired Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

         20. BINDING NATURE OF AGREEMENT. As provided in the Trust's Agreement and Declaration of Trust on file with the Secretary of the State of Ohio, this Agreement was executed by the undersigned officers of the Trust as officers and not individually or in their other capacities with the Trust, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of the applicable series of the Trust. Moreover, no series of the Trust shall be liable for the obligations of any other series of the Trust.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement and Plan of Reorganization to be duly executed on its behalf, as of the day and year first above written.


                                                UNIFIED SERIES TRUST,
                                                on behalf of its series, Corbin
                                                Small Cap Value Fund



                                                By:  /s/ Anthony J. Ghoston
                                                   -----------------------------
                                                   Anthony J. Ghoston, President



                                                UNIFIED SERIES TRUST,
                                                on behalf of its series, Dreman
                                                Contrarian Small Cap Value Fund




                                                By:  /s/ Anthony J. Ghoston
                                                   -----------------------------
                                                   Anthony J. Ghoston, President


                                                DREMAN VALUE MANAGEMENT, LLC
                                                As to Section 15(b)


                                                By:
                                                   -----------------------------




                                                UNIFIED FUND SERVICES, INC.
                                                As to Section 15(b)


                                                By:
                                                   -----------------------------
                                                Name:
                                                Title:

                            PART C. OTHER INFORMATION


Item 15. Indemnification
         ---------------

          (1) Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust ("Registrant"), provides that:

               Indemnification of Trustees, Officers, etc. Subject to and except
               ------------------------------------------
               as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          (2) Section 16 of the Agreement and Plan of Reorganization by and among Dreman Contrarian Small Cap Value Fund ("Dreman Fund"), a series of the Registrant, and Corbin Small Cap Value Fund ("Acquired Fund"), also a series of the Registrant, provides that:

               (a) The Registrant, out of the assets of the Dreman Fund, shall indemnify, defend and hold harmless the Acquired Fund and the Registrant's present and former Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of the Registrant not unreasonably withheld, on behalf of the Dreman Fund, arising from (i) any breach of a representation, warranty or covenant of this Agreement by or on behalf of the Dreman Fund or (ii) any untrue statement or alleged untrue statement of a material fact contained in any proxy materials in connection with the transactions contemplated by this Agreement or any registration statement for Dreman Fund, as filed and in effect with the SEC, or any application prepared by the
               Registrant,   on  behalf  of  the  Dreman  Fund  with  any
               state regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading.

               (b) The Registrant, out of the assets of the Acquired Fund, shall indemnify, defend, and hold harmless the Dreman Fund and the Registrant's present and former Trustees, officers, employees and agents (collectively, "Dreman Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Dreman Fund Indemnified Parties, including amounts paid by any one or more of the Dreman Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third-party claim, suit, action or proceeding made with the consent of the Registrant, on behalf of the Acquired Fund (if the Acquired Fund still exists), arising from any breach of any representation, warranty or covenant of this Agreement with respect to the Acquired Fund; any untrue statement or alleged untrue statement of a material fact contained in any proxy materials, as filed and in effect with the SEC; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading based on information provided on behalf of the Acquired Fund.

               (c) The Acquired Fund and the former and current trustees and officers of the Registrant and AmeriPrime Funds, the predecessor trust for the Corbin Small Cap Value Fund, shall remain as additional insureds named on the Registrant's existing D&O insurance policy as long as the policy remains in existence and the Dreman Fund remains in existence.

Item 16. Exhibits
         --------

          (1) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (2) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (3)  Voting Trust Agreements - None.

          (4) Agreement of Reorganization between the Dreman Contrarian Small Cap Value Fund and Corbin Small-Cap Value Fund - Filed herewith.

          (5)  Instruments Defining Rights of Security Holders - None.

          (6)  Investment Advisory Contracts.

                    (i) Copy of Registrant's Management Agreement with Ariston Capital

                    Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (ii) Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (iii)Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (iv) Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (v) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (vi) Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (vii)Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002
                    - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (viii) Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Bond Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (ix) Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

                    (x) Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                    (xi) Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September

                    7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (xii)Copy of Registrant's  Management Agreement with Dreman Value
                    Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 - Filed with
                    Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                    (xiii) Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003
                    - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                    (xiv)Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (xv) Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (xvi)Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (xvii) Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (xviii) Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with
                    Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

                    (xix)Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

               (7) (i) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

                    (ii) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated

                    October 31, 2003 and incorporated herein by reference.

                    (iii) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                    (iv) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (8)  Bonus or Profit Sharing Contracts - None.

               (9) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (10) (i)  Copy  of  Rule  12b-1  Distribution  Plan  for  the ACM
                    Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (ii) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                    (iii) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                    (iv) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                    (v) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (11) Legal  Opinion  and  Consent.  Legal  Opinion and Consent of
                    Thompson Coburn LLP regarding the shares issued by the Dreman Fund -Filed herewith.

               (12) Legal Opinion and Consent. Form of Legal Opinion and Consent
                    of Thompson Coburn LLP to be issued regarding tax matters -Filed herewith.

               (13) Other  Material  Contracts.  Mutual Fund Services  Agreement
                    between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (14) Other Opinions. Consent of Cohen McCurdy, Ltd. in connection with use of the audited financial statements of the Dreman Fund -Filed herewith.

               (15) Omitted Financial Statements - None.

               (16) Powers of Attorney.

                    (i) Power of Attorney dated  September 13, 2004 for Mr. Gary
                    E. Hippenstiel - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (ii) Power of Attorney dated September 13, 2004 for Mr. Stephen Little - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (iii) Power of Attorney dated September 13, 2004 for Mr. Dan Condon - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (iv) Power of Attorney dated September 13, 2004 for Mr. Ronald Tritschler - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

Item 17. Undertakings
         ------------

               (1) The undersigned Registrant agrees that prior to any public reoffering of the securities through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR
                    230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by any persons who may be deemed underwriter, in addition to the information called for by the other items of the applicable form.

               (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Indianapolis and the State of Indiana on April 11, 2005.

                                                  UNIFIED SERIES TRUST

                                                        /s/ Freddie Jacobs, Jr.
                                                  ------------------------------
                                                  Freddie Jacobs, Jr., Secretary


/s/ Thomas Napurano
----------------------------------
Thomas Napurano, Treasurer
and Chief Financial Officer



   /s/  Anthony Ghoston
----------------------------------
Anthony Ghoston, President


     As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                    Title                Date
---------                                    -----                ----

  /s/ Freddie Jacobs, Jr.*                   Trustee              April 11, 2005
-------------------------
 Daniel Condon

  /s/ Freddie Jacobs, Jr.*                   Trustee              April 11, 2005
--------------------------
 Gary E. Hippenstiel

  /s/ Freddie Jacobs, Jr.*                   Trustee              April 11, 2005
---------------------------
 Stephen Little

  /s/ Freddie Jacobs, Jr.*                   Trustee              April 11, 2005
---------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004.

                                INDEX TO EXHIBITS


Exhibit #4              Agreement and Plan of Reorganization

Exhibit #11             Legal Opinion of Thompson Coburn LLP

Exhibit #12             FormofTax Opinion of Thompson Coburn LLP to be issued at
                        the Closing

Exhibit #13             Opinion and Consent of Independent Accountant